Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$25	$24,082
4.75%, 03/30/30 (Call 12/30/29)	20	19,432
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	25	20,841
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	20	19,499
WPP Finance 2010, 3.75%, 09/19/24	19	18,478
		102,332
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	5	4,615
2.25%, 06/15/26 (Call 03/15/26)	25	22,845
3.10%, 05/01/26 (Call 03/01/26)	20	18,853
3.20%, 03/01/29 (Call 12/01/28)	15	13,508
3.60%, 05/01/34 (Call 02/01/34)	2	1,693
3.63%, 03/01/48 (Call 09/01/47)	10	6,952
5.04%, 05/01/27 (Call 03/01/27)	25	24,810
5.71%, 05/01/40 (Call 11/01/39)	35	34,505
5.81%, 05/01/50 (Call 11/01/49)	60	58,905
5.93%, 05/01/60 (Call 11/01/59)	26	25,326
6.88%, 03/15/39	25	27,330
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5	4,863
3.63%, 04/01/30 (Call 01/01/30)	35	32,908
4.25%, 04/01/40 (Call 10/01/39)	15	13,739
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	5	4,757
4.95%, 08/15/25 (Call 05/15/25)	5	4,931
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	100	97,250
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	25	20,836
4.09%, 09/15/52 (Call 03/15/52)	35	30,030
4.50%, 05/15/36 (Call 11/15/35)	10	9,756
4.70%, 05/15/46 (Call 11/15/45)	15	14,446
4.95%, 10/15/25 (Call 09/15/25)	15	15,110
5.25%, 01/15/33 (Call 10/15/32)	10	10,418
5.90%, 11/15/63 (Call 05/15/63)	15	16,704
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	10	8,053
4.70%, 03/15/33 (Call 12/15/32)	25	24,559
5.25%, 05/01/50 (Call 11/01/49)	30	29,912
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	25	16,477
3.03%, 03/15/52 (Call 09/15/51)	30	20,750
3.13%, 05/04/27 (Call 02/04/27)	75	70,986
3.75%, 11/01/46 (Call 05/01/46)	50	39,753
4.50%, 06/01/42	10	9,121
4.63%, 11/16/48 (Call 05/16/48)	50	45,629
		780,330
Agriculture — 0.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	15	11,746
3.40%, 05/06/30 (Call 02/06/30)	5	4,418
3.70%, 02/04/51 (Call 08/04/50)	10	6,479
3.88%, 09/16/46 (Call 03/16/46)	20	13,901
4.45%, 05/06/50 (Call 11/06/49)	10	7,245
4.80%, 02/14/29 (Call 11/14/28)	45	44,010
5.38%, 01/31/44	20	18,517
	Par
Security	(000)	Value

Agriculture (continued)
5.80%, 02/14/39 (Call 08/14/38)	$25	$24,196
5.95%, 02/14/49 (Call 08/14/48)	25	23,076
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	20	17,483
3.25%, 03/27/30 (Call 12/27/29)	10	9,263
4.50%, 03/15/49 (Call 09/15/48)	10	9,213
5.38%, 09/15/35	14	14,834
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	42,939
2.79%, 09/06/24 (Call 08/06/24)	67	64,497
3.22%, 08/15/24 (Call 06/15/24)	32	31,054
3.56%, 08/15/27 (Call 05/15/27)	25	22,975
3.98%, 09/25/50 (Call 03/25/50)	25	16,444
4.39%, 08/15/37 (Call 02/15/37)	50	39,500
4.74%, 03/16/32 (Call 12/16/31)	15	13,732
4.91%, 04/02/30 (Call 01/02/30)	55	52,229
5.28%, 04/02/50 (Call 10/02/49)	20	16,145
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	45	40,565
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,235
2.75%, 05/14/31 (Call 02/14/31)	40	33,460
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,136
3.38%, 08/11/25 (Call 05/11/25)	50	48,425
3.38%, 08/15/29 (Call 05/15/29)	25	22,732
3.88%, 08/21/42	25	19,310
4.25%, 11/10/44	21	16,919
4.88%, 11/15/43	15	13,167
5.00%, 11/17/25	10	10,016
5.13%, 11/15/24	10	10,004
5.38%, 02/15/33 (Call 11/15/32)	35	34,796
5.63%, 11/17/29 (Call 09/17/29)	10	10,232
		776,893
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	10	9,206
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	11	9,682
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	7	6,198
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	10	7,985
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	8	7,632
Series 2019-1, Class AA, 2.75%, 11/15/33	9	7,058
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	5	4,975
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	23	21,581
Series 2020-1, Class A, 5.88%, 04/15/29	18	17,681
Series 2020-1, Class B, 4.88%, 07/15/27	27	25,848
		117,846
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	23,456
2.85%, 03/27/30 (Call 12/27/29)	10	9,117
3.38%, 03/27/50 (Call 09/27/49)(a)	10	7,962
3.63%, 05/01/43 (Call 11/01/42)	25	20,574
3.88%, 11/01/45 (Call 05/01/45)	15	13,048
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	20	19,497

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel (continued)
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	$5	$4,021
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,420
2.95%, 04/23/30 (Call 01/23/30)	20	16,503
		123,598
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,155
2.00%, 03/24/28	10	8,878
2.25%, 01/12/29	25	21,960
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	25	20,419
2.60%, 09/01/50 (Call 03/01/50)(a)	5	3,168
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	20	19,090
5.00%, 04/01/35	15	13,496
5.20%, 04/01/45	10	8,287
5.40%, 10/15/29 (Call 08/15/29)	10	9,787
5.40%, 04/01/48 (Call 10/01/47)	25	20,983
5.60%, 10/15/32 (Call 07/15/32)(a)	15	14,449
5.95%, 04/01/49 (Call 10/01/48)	20	18,167
6.60%, 04/01/36 (Call 10/01/35)	15	15,200
6.80%, 10/01/27 (Call 08/01/27)	20	20,974
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	31,119
2.35%, 01/08/31 (Call 10/08/30)	35	27,329
2.70%, 06/10/31 (Call 03/10/31)	25	19,833
2.75%, 06/20/25 (Call 05/20/25)	10	9,476
4.00%, 10/06/26 (Call 07/06/26)	25	23,838
PACCAR Financial Corp., 1.10%, 05/11/26	10	9,056
Toyota Motor Credit Corp.
1.65%, 01/10/31	10	8,065
3.05%, 03/22/27	25	23,631
3.05%, 01/11/28	100	93,648
3.65%, 08/18/25	10	9,760
4.45%, 06/29/29	10	9,922
		468,690
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	25	15,051
4.40%, 10/01/46 (Call 04/01/46)	10	7,619
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 06/12/23)	20	19,017
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	45	41,214
3.38%, 03/15/25 (Call 12/15/24)	25	24,154
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,416
3.55%, 01/15/52 (Call 07/15/51)	15	9,772
4.25%, 05/15/29 (Call 02/15/29)	5	4,715
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,564
		134,522
Banks — 7.8%
Banco Santander SA, 5.15%, 08/18/25	50	49,390
Bank of America Corp.
2.09%, 06/14/29 (Call 06/14/28), (3-mo. SOFR + 1.432%)(b)	50	42,858
2.30%, 07/21/32 (Call 07/21/31), (3-mo. SOFR + 1.432%)(b)	50	39,864
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	60	57,222
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	45	34,110
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	50	41,937
	Par
Security	(000)	Value

Banks (continued)
2.57%, 10/20/32 (Call 10/20/31), (3-mo. SOFR + 1.432%)(b)	$30	$24,355
2.59%, 04/29/31 (Call 04/29/30), (3-mo. SOFR + 1.432%)(b)	30	25,191
2.68%, 06/19/41 (Call 06/19/40), (3-mo. SOFR + 1.432%)(b)	75	51,661
2.69%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.432%)(b)	50	41,315
2.97%, 02/04/33 (Call 02/04/32), (3-mo. SOFR + 1.432%)(b)	20	16,664
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.090%)(b)	40	38,561
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	60	52,965
3.25%, 10/21/27 (Call 10/21/26)	70	65,542
3.31%, 04/22/42 (Call 04/22/41), (3-mo. SOFR + 1.432%)(b)	50	37,493
3.38%, 04/02/26 (Call 04/02/25), (3-mo. SOFR + 1.432%)(b)	25	24,060
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.040%)(b)	90	82,803
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	75	71,154
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	62	58,483
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1582%)(b)	20	16,833
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	50	40,177
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	35	33,263
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	20	16,853
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 1.252%)(b)	25	21,554
4.57%, 04/27/33 (Call 04/27/32), (3-mo. SOFR + 1.432%)(b)	35	32,948
4.83%, 07/22/26 (Call 07/22/25), (3-mo. SOFR + 1.432%)(b)	5	4,944
4.95%, 07/22/28 (Call 07/22/27), (3-mo. SOFR + 1.432%)(b)	20	19,774
5.00%, 01/21/44	50	47,264
5.02%, 07/22/33 (Call 07/22/32), (3-mo. SOFR + 1.432%)(b)	65	63,500
5.08%, 01/20/27 (Call 01/20/26), (3-mo. SOFR + 1.432%)(b)	10	9,926
5.29%, 04/25/34	35	34,788
5.88%, 02/07/42	55	57,802
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	20	15,795
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	40	35,773
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	25	23,928
2.80%, 05/04/26 (Call 02/04/26)	50	47,358
3.25%, 09/11/24 (Call 08/11/24)	55	53,534
3.40%, 01/29/28 (Call 10/29/27)	55	51,825
3.85%, 04/28/28	25	24,101
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	50	52,518
Bank of Nova Scotia (The)
0.65%, 07/31/24	70	66,122
1.30%, 06/11/25	60	55,351
2.70%, 08/03/26	60	55,742
3.45%, 04/11/25	10	9,661
4.50%, 12/16/25	45	43,789
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	200	158,922
4.38%, 01/12/26	200	193,114
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	95	84,528
2.25%, 01/28/25	15	14,259
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	35	28,733
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	25	20,947
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	40	33,994
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	25	17,578
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	15	14,382
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	30	27,925
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	20	18,810
3.70%, 01/12/26	80	77,383
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	25	22,164
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	25	23,790

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.13%, 07/25/28	$10	$9,390
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	10	8,448
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	45	42,561
4.45%, 09/29/27	75	72,062
4.65%, 07/30/45	20	17,602
4.65%, 07/23/48 (Call 06/23/48)	29	25,744
4.75%, 05/18/46	25	21,085
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	40	38,824
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	50	53,416
6.63%, 06/15/32	40	42,223
8.13%, 07/15/39	5	6,342
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	15	10,374
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(b)	10	8,399
Comerica Bank, 4.00%, 07/27/25	50	43,354
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	51,980
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	235,130
Credit Suisse Group AG, 4.55%, 04/17/26	150	141,603
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(b)	185	182,323
Deutsche Bank AG/New York NY, 3.55%, 09/18/31
(Call 09/18/30), (1-day SOFR + 3.043%)(b)	150	124,758
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	25	21,429
2.38%, 01/28/25 (Call 12/28/24)	60	55,787
2.55%, 05/05/27 (Call 04/05/27)	10	8,795
3.95%, 03/14/28 (Call 02/14/28)	20	18,260
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	10	10,050
8.25%, 03/01/38	10	11,227
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	55	49,799
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	60	55,403
Goldman Sachs Capital I, 6.35%, 02/15/34	25	25,383
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	50	39,546
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	50	40,238
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	50	41,231
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	30	24,579
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	25	17,436
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	50	42,374
3.75%, 02/25/26 (Call 11/25/25)	5	4,832
3.80%, 03/15/30 (Call 12/15/29)	60	55,622
3.85%, 01/26/27 (Call 01/26/26)	30	28,836
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.634%)(b)	35	29,516
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.562%)(b)	10	9,477
4.25%, 10/21/25	80	77,935
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	10	9,728
4.75%, 10/21/45 (Call 04/21/45)	25	22,372
5.15%, 05/22/45	40	36,972
6.25%, 02/01/41	25	26,714
6.45%, 05/01/36	20	20,993
6.75%, 10/01/37	25	26,690
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(b)	150	136,801
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. LIBOR US + 1.348%)(b)	200	193,374
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(b)	200	189,586
4.95%, 03/31/30	200	195,396
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	50	55,709
	Par
Security	(000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	$30	$28,392
4.00%, 05/15/25 (Call 04/15/25)	35	33,084
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	10	8,614
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	10	8,980
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	45	35,539
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	10	9,409
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	35	32,923
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	30	26,770
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	50	42,486
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	60	49,983
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	51	43,583
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	50	42,334
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	30	22,415
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	50	34,518
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	20	14,986
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	50	35,824
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	10	9,249
3.88%, 09/10/24	20	19,620
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	35	30,081
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	25	20,011
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	50	40,524
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	25	20,348
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	25	21,477
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	75	72,403
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	35	33,479
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	45	44,104
5.63%, 08/16/43	30	30,334
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(b)	35	35,376
8.00%, 04/29/27	55	60,954
KeyCorp
2.25%, 04/06/27	10	8,254
2.55%, 10/01/29	10	7,690
4.10%, 04/30/28	50	43,710
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	15	12,970
Korea Development Bank (The), 3.00%, 01/13/26	200	190,146
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	12,091
0.38%, 07/18/25	15	13,808
0.63%, 01/22/26	15	13,678
1.00%, 10/01/26	10	9,053
1.75%, 09/14/29	15	13,296
2.00%, 05/02/25	119	113,509
2.50%, 11/20/24	105	101,623
2.88%, 04/03/28	80	76,412
3.13%, 06/10/25	5	4,869
3.38%, 08/23/24	5	4,905
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	80	72,946
0.88%, 09/03/30	45	36,537
1.75%, 07/27/26	10	9,291
2.00%, 01/13/25	5	4,790
2.38%, 06/10/25	5	4,788
Series 37, 2.50%, 11/15/27	10	9,407
Series 40, 0.50%, 05/27/25	5	4,617
Lloyds Banking Group PLC, 3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	235	215,288
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(b)	300	283,227

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	$285	$252,365
Mizuho Financial Group Inc., 1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	200	176,344
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	15	13,481
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	55	42,946
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	30	28,322
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	25	19,925
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(b)	80	60,392
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	55	44,700
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	25	21,387
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	30	19,289
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	25	20,882
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	70	63,339
3.70%, 10/23/24	90	87,962
3.88%, 01/27/26	15	14,605
4.00%, 07/23/25	135	132,091
4.30%, 01/27/45	25	21,644
4.38%, 01/22/47	40	34,748
5.00%, 11/24/25	145	144,781
5.25%, 04/21/34	25	24,868
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(b)	30	28,513
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	25	25,879
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(b)	10	9,894
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	25	26,794
NatWest Group PLC, 1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	200	177,114
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)	40	35,726
3.95%, 10/30/25	25	24,167
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,144
0.50%, 02/02/26	65	58,851
1.50%, 02/12/25	15	14,214
2.88%, 05/23/25	15	14,506
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)	15	12,120
3.45%, 04/23/29 (Call 01/23/29)	82	74,959
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	50	51,498
Regions Financial Corp., 7.38%, 12/10/37	5	5,286
Royal Bank of Canada
0.65%, 07/29/24	30	28,389
1.15%, 06/10/25	40	36,906
2.25%, 11/01/24	40	38,289
2.30%, 11/03/31	10	8,161
3.97%, 07/26/24	5	4,916
5.00%, 02/01/33	50	49,316
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	10	9,516
4.50%, 07/17/25 (Call 04/17/25)	60	58,039
State Street Corp.
2.20%, 03/03/31	50	40,417
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	10	9,554
2.65%, 05/19/26	85	80,110
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	50	47,781
3.30%, 12/16/24	10	9,703
3.55%, 08/18/25	10	9,726
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	169,680
	Par
Security	(000)	Value

Banks (continued)
2.14%, 09/23/30	$30	$23,996
3.35%, 10/18/27	25	23,256
3.78%, 03/09/26	75	72,205
Toronto-Dominion Bank (The)
1.15%, 06/12/25	25	23,014
1.25%, 12/13/24	30	28,177
2.00%, 09/10/31	25	19,851
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	70	65,215
4.46%, 06/08/32	50	47,271
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,449
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	20	17,727
2.50%, 08/01/24 (Call 07/01/24)	76	72,941
2.85%, 10/26/24 (Call 09/26/24)	5	4,792
3.70%, 06/05/25 (Call 05/05/25)	50	48,046
4.00%, 05/01/25 (Call 03/01/25)	25	24,091
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	95	89,991
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	10	9,615
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	25	25,656
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	60	55,477
2.40%, 07/30/24 (Call 06/28/24)	30	28,841
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	50	46,923
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	60	59,666
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	25	25,219
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(b)	15	11,351
Wachovia Corp., 5.50%, 08/01/35	15	14,766
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(b)	25	23,518
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	45	40,247
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	55	47,575
3.00%, 04/22/26	25	23,661
3.00%, 10/23/26	60	55,966
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	65	47,215
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	25	21,462
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	70	65,730
3.90%, 05/01/45	15	11,864
4.10%, 06/03/26	60	57,836
4.15%, 01/24/29 (Call 10/24/28)	50	47,395
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	25	21,582
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	25	24,638
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	30	28,988
4.90%, 11/17/45	30	26,108
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	65	59,325
5.38%, 11/02/43	20	18,795
5.39%, 04/24/34	25	24,995
5.95%, 12/01/86	25	24,700
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	10	7,702
3.35%, 03/08/27	35	33,355
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	25	22,130
4.42%, 07/24/39	40	33,060
		11,427,315
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	50	48,975
4.90%, 02/01/46 (Call 08/01/45)	70	66,451

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	$50	$46,884
3.65%, 02/01/26 (Call 11/01/25)	40	38,956
4.38%, 04/15/38 (Call 10/15/37)	30	28,129
4.44%, 10/06/48 (Call 04/06/48)	25	22,447
4.60%, 04/15/48 (Call 10/15/47)	29	26,652
4.60%, 06/01/60 (Call 12/01/59)	10	8,940
4.90%, 01/23/31 (Call 10/23/30)	50	51,585
5.45%, 01/23/39 (Call 07/23/38)	25	25,966
5.55%, 01/23/49 (Call 07/23/48)	30	31,365
5.80%, 01/23/59 (Call 07/23/58)	25	26,913
8.00%, 11/15/39	10	12,693
Coca-Cola Co. (The)
1.00%, 03/15/28	25	21,609
1.38%, 03/15/31	50	40,262
1.65%, 06/01/30	25	20,944
2.50%, 03/15/51	30	20,176
3.00%, 03/05/51	35	26,156
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	40	37,696
4.10%, 02/15/48 (Call 08/15/47)	15	12,018
4.75%, 05/09/32 (Call 02/09/32)	30	29,216
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	150	127,044
3.88%, 04/29/43 (Call 10/29/42)	5	4,240
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,434
3.80%, 05/01/50 (Call 11/01/49)	25	19,216
3.95%, 04/15/29 (Call 02/15/29)	30	28,652
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	10	9,422
4.20%, 07/15/46 (Call 01/15/46)	15	12,096
5.00%, 05/01/42	20	18,510
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	28,392
1.95%, 10/21/31 (Call 07/21/31)	10	8,322
2.63%, 10/21/41 (Call 04/21/41)	50	37,538
2.75%, 03/19/30 (Call 12/19/29)	25	22,613
2.88%, 10/15/49 (Call 04/15/49)	25	18,420
3.38%, 07/29/49 (Call 01/29/49)	18	14,531
3.90%, 07/18/32 (Call 04/18/32)	10	9,656
4.20%, 07/18/52 (Call 01/18/52)	20	18,446
		1,031,565
Biotechnology — 0.5%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	25	19,856
2.45%, 02/21/30 (Call 11/21/29)	45	38,693
2.77%, 09/01/53 (Call 03/01/53)	25	15,252
3.15%, 02/21/40 (Call 08/21/39)	30	22,616
3.20%, 11/02/27 (Call 08/02/27)	40	37,635
4.05%, 08/18/29 (Call 06/18/29)	10	9,524
4.40%, 05/01/45 (Call 11/01/44)	25	21,145
4.40%, 02/22/62 (Call 08/22/61)	25	20,142
4.56%, 06/15/48 (Call 12/15/47)	10	8,701
4.66%, 06/15/51 (Call 12/15/50)	30	26,351
4.88%, 03/01/53 (Call 09/01/52)	10	9,029
5.25%, 03/02/33 (Call 12/02/32)	40	40,132
5.60%, 03/02/43 (Call 09/02/42)	30	29,724
5.65%, 03/02/53 (Call 09/02/52)	50	49,955
5.75%, 03/02/63 (Call 09/02/62)	25	24,874
	Par
Security	(000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$40	$33,487
3.15%, 05/01/50 (Call 11/01/49)	25	16,804
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,729
2.95%, 03/01/27 (Call 12/01/26)	35	33,071
4.15%, 03/01/47 (Call 09/01/46)	25	21,360
4.50%, 02/01/45 (Call 08/01/44)	25	22,536
4.75%, 03/01/46 (Call 09/01/45)	25	23,372
4.80%, 04/01/44 (Call 10/01/43)	35	32,888
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	10	8,334
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	8,056
2.80%, 09/15/50 (Call 03/15/50)	10	6,369
Royalty Pharma PLC
2.20%, 09/02/30 (Call 06/02/30)	60	48,353
3.55%, 09/02/50 (Call 03/02/50)(a)	15	9,946
		659,934
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	15	12,688
2.72%, 02/15/30 (Call 11/15/29)	15	12,923
3.38%, 04/05/40 (Call 10/05/39)	15	11,294
3.58%, 04/05/50 (Call 10/05/49)	20	14,378
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,074
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,818
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	30	25,572
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	8,176
3.45%, 06/01/27 (Call 03/01/27)	45	42,517
3.50%, 12/15/27 (Call 09/15/27)	25	23,700
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	40	31,655
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	15	12,258
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,190
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	15	14,121
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	9,036
3.90%, 04/01/27 (Call 01/01/27)	20	19,430
4.50%, 06/15/47 (Call 12/15/46)	10	8,570
		287,400
Chemicals — 0.5%
Air Products and Chemicals Inc., 2.70%, 05/15/40
(Call 11/15/39)	40	29,717
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	10	9,792
5.05%, 06/01/32 (Call 03/01/32)	20	19,333
Celanese U.S. Holdings LLC
6.05%, 03/15/25	20	20,085
6.17%, 07/15/27 (Call 06/15/27)	25	25,176
6.33%, 07/15/29 (Call 05/15/29)	20	20,134
6.38%, 07/15/32 (Call 04/15/32)(a)	15	15,188
CF Industries Inc.
4.95%, 06/01/43	15	12,538
5.38%, 03/15/44	5	4,389
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	50	41,482
4.38%, 11/15/42 (Call 05/15/42)	15	12,572

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
5.55%, 11/30/48 (Call 05/30/48)	$15	$14,337
6.30%, 03/15/33 (Call 12/15/32)	10	10,751
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	25	24,735
4.73%, 11/15/28 (Call 08/15/28)	15	14,913
5.32%, 11/15/38 (Call 05/15/38)	40	39,365
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	10	9,690
4.65%, 10/15/44 (Call 04/15/44)	20	16,620
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	29,101
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)	25	21,131
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	20	18,684
3.45%, 10/01/29 (Call 07/01/29)	5	4,430
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,217
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	5	4,810
3.20%, 01/30/26 (Call 10/30/25)	50	48,608
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	35	23,908
5.63%, 05/15/33	25	25,004
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	35	26,498
5.88%, 12/01/36	10	10,303
5.90%, 11/07/24	20	20,119
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	20	19,144
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	25	20,027
Sherwin-Williams Co. (The), 3.80%, 08/15/49 (Call 02/15/49)	50	37,611
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	25	21,421
		689,833
Coal — 0.0%
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	15	15,034
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	20	17,732
3.38%, 09/15/25 (Call 06/15/25)	44	42,842
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/2121)	5	4,823
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	15	10,669
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	47,821
2.60%, 12/15/25 (Call 11/15/25)	25	23,434
Ford Foundation (The), Series 2020, 2.82%, 06/01/70
(Call 12/01/69)	10	6,016
George Washington University (The), 4.87%, 09/15/45	15	14,240
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	10,157
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,344
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	35	31,258
2.65%, 02/15/25 (Call 01/15/25)	75	71,428
2.90%, 05/15/30 (Call 02/15/30)	25	21,082
4.15%, 08/15/49 (Call 02/15/49)	15	10,977
4.80%, 04/01/26 (Call 01/01/26)	10	9,785
5.30%, 08/15/29 (Call 06/15/29)	10	9,831
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	5	4,335
2.65%, 07/15/31 (Call 04/15/31)	10	7,747
	Par
Security	(000)	Value

Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$5	$4,367
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	3,240
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,637
2.41%, 06/01/50 (Call 12/01/49)	15	9,774
Massachusetts Institute of Technology, 5.60%, 07/01/2111	15	16,636
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	25	20,232
3.25%, 05/20/50 (Call 11/20/49)	20	14,081
4.25%, 08/08/32 (Call 05/08/32)	10	9,588
5.25%, 07/15/44	10	9,683
Northwestern University, 4.64%, 12/01/44	10	9,679
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	28,228
2.30%, 06/01/30 (Call 03/01/30)	5	4,250
2.85%, 10/01/29 (Call 07/01/29)	15	13,358
5.05%, 06/01/52 (Call 12/01/51)(a)	10	9,420
5.25%, 06/01/62 (Call 12/01/61)	10	9,373
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	30	23,167
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	15	10,257
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,216
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	30	26,101
3.70%, 03/01/52 (Call 09/01/51)	25	20,167
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,619
Trustees of Boston College, 3.13%, 07/01/52	10	7,216
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	10	8,691
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,563
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,315
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	10	8,446
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,365
University of Miami, 4.06%, 04/01/52	10	8,377
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,985
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	8,126
University of Southern California, Series A, 3.23%, 10/01/2120
(Call 04/01/2120)	15	9,382
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	19,165
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	5	3,940
William Marsh Rice University
3.57%, 05/15/45	10	8,374
3.77%, 05/15/55	5	4,183
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	9,798
		746,520
Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,317
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	65	55,330
1.65%, 02/08/31 (Call 11/08/30)	43	35,866
1.70%, 08/05/31 (Call 05/05/31)	5	4,155
2.45%, 08/04/26 (Call 05/04/26)	40	37,892
2.65%, 05/11/50 (Call 11/11/49)	50	34,410
2.80%, 02/08/61 (Call 08/08/60)	25	16,514
2.85%, 08/05/61 (Call 02/05/61)	10	6,680
2.95%, 09/11/49 (Call 03/11/49)	15	11,047

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.00%, 11/13/27 (Call 08/13/27)	$94	$89,731
3.20%, 05/11/27 (Call 02/11/27)	60	57,967
3.25%, 02/23/26 (Call 11/23/25)	65	63,199
3.25%, 08/08/29 (Call 06/08/29)	5	4,749
3.35%, 02/09/27 (Call 11/09/26)	55	53,601
3.35%, 08/08/32 (Call 05/08/32)(a)	20	18,804
3.75%, 11/13/47 (Call 05/13/47)	25	21,461
3.85%, 05/04/43	50	44,443
3.85%, 08/04/46 (Call 02/04/46)	29	25,391
4.30%, 05/10/33	25	25,068
4.38%, 05/13/45	40	37,824
4.65%, 02/23/46 (Call 08/23/45)	30	29,677
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	31,362
2.30%, 09/14/31 (Call 06/14/31)	5	3,937
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	15	9,639
5.85%, 07/15/25 (Call 06/15/25)	20	20,264
6.02%, 06/15/26 (Call 03/15/26)	30	30,689
6.10%, 07/15/27 (Call 05/15/27)	10	10,393
6.20%, 07/15/30 (Call 04/15/30)	15	15,612
8.10%, 07/15/36 (Call 01/15/36)	25	28,873
8.35%, 07/15/46 (Call 01/15/46)	15	17,703
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	10	8,379
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	10	8,184
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,627
Hewlett Packard Enterprise Co., 6.20%, 10/15/35
(Call 04/15/35)	10	10,584
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	10	8,079
3.00%, 06/17/27 (Call 04/17/27)	25	23,103
4.20%, 04/15/32 (Call 01/15/32)	5	4,472
4.75%, 01/15/28 (Call 12/15/27)	10	9,870
5.50%, 01/15/33 (Call 10/15/32)	10	9,832
6.00%, 09/15/41	15	14,918
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	83,213
2.85%, 05/15/40 (Call 11/15/39)	100	71,892
3.30%, 05/15/26	100	96,097
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	15	12,333
3.15%, 10/15/31 (Call 07/15/31)	10	7,342
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	50	48,251
NetApp Inc.
2.70%, 06/22/30 (Call 03/22/30)	5	4,235
3.30%, 09/29/24 (Call 07/29/24)	45	43,729
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,368
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	15	12,119
3.10%, 02/01/32 (Call 11/01/31)	15	11,260
4.75%, 02/15/26 (Call 11/15/25)	20	19,062
		1,375,547
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	20	17,365
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49
(Call 06/01/49)	20	14,543
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(d)	25	25,451
5.05%, 03/22/28 (Call 02/22/28)(d)	25	25,538
5.05%, 03/22/53 (Call 09/22/52)(d)	25	25,178
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.00%, 04/23/26	$10	$9,115
2.45%, 11/03/26	10	9,437
2.80%, 03/25/27	15	14,290
3.60%, 03/25/50	25	21,055
5.55%, 03/05/37	20	22,386
Unilever Capital Corp., 5.90%, 11/15/32	56	61,596
		245,954
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	20	18,626
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	150	121,717
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	9,536
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20	17,672
2.88%, 01/15/26 (Call 12/15/25)	55	51,121
3.00%, 02/01/30 (Call 11/01/29)	15	12,496
3.63%, 12/01/27 (Call 09/01/27)	28	25,537
4.63%, 10/01/28 (Call 07/01/28)	10	9,385
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	10	9,423
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	25	23,313
8.00%, 11/01/31	15	15,495
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	25	22,436
2.50%, 07/30/24 (Call 06/30/24)	70	67,714
3.00%, 10/30/24 (Call 09/29/24)	10	9,670
3.13%, 05/20/26 (Call 04/20/26)	10	9,538
3.30%, 05/03/27 (Call 04/03/27)	10	9,441
3.95%, 08/01/25 (Call 07/01/25)	20	19,528
4.05%, 05/03/29 (Call 03/03/29)	10	9,617
4.05%, 12/03/42	25	21,695
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	15	14,200
5.85%, 11/05/27 (Call 10/05/27)	30	31,169
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	50	47,146
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)	5	4,356
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	45	37,083
4.35%, 04/15/30 (Call 01/15/30)	20	18,617
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	10	9,544
3.30%, 10/30/24 (Call 09/30/24)	5	4,817
3.75%, 07/28/26 (Call 06/28/26)	33	30,880
3.80%, 01/31/28 (Call 12/31/27)	60	55,698
4.20%, 10/29/25 (Call 09/29/25)	30	28,502
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	25	24,025
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	30	29,401
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	20	19,094
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	15	13,019
3.65%, 01/12/27 (Call 10/12/26)	25	23,994
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	40	35,067
1.15%, 05/13/26 (Call 04/13/26)	20	17,608
1.65%, 03/11/31 (Call 12/11/30)	10	7,543
1.95%, 12/01/31 (Call 09/01/31)	5	3,815
2.00%, 03/20/28 (Call 01/20/28)	10	8,560

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.30%, 05/13/31 (Call 02/13/31)	$10	$7,939
2.45%, 03/03/27 (Call 02/03/27)	10	8,933
2.90%, 03/03/32 (Call 12/03/31)	5	4,104
3.63%, 04/01/25 (Call 01/01/25)	15	14,470
3.85%, 05/21/25 (Call 03/21/25)	15	14,505
4.00%, 02/01/29 (Call 11/01/28)	10	9,382
4.20%, 03/24/25 (Call 02/24/25)	5	4,878
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	8,937
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,129
3.00%, 03/15/25 (Call 12/15/24)	20	19,341
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	42	40,109
3.95%, 11/06/24 (Call 08/06/24)	13	12,547
4.10%, 02/09/27 (Call 11/09/26)	45	41,975
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,724
2.95%, 08/12/51 (Call 02/12/51)	10	6,382
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	25	19,393
2.10%, 06/15/30 (Call 03/15/30)	25	20,960
3.00%, 06/15/50 (Call 12/15/49)	45	30,748
4.95%, 06/15/52 (Call 12/15/51)	35	33,327
Invesco Finance PLC
3.75%, 01/15/26	5	4,833
5.38%, 11/30/43	10	9,674
Jefferies Financial Group Inc.
4.15%, 01/23/30	5	4,526
6.25%, 01/15/36	10	10,225
6.50%, 01/20/43	5	4,992
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	10	7,782
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	20	18,792
3.75%, 02/13/25	25	23,988
4.38%, 03/11/29 (Call 12/11/28)	10	9,223
Legg Mason Inc., 5.63%, 01/15/44	10	9,747
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	20	18,786
3.85%, 03/26/50 (Call 09/26/49)	17	14,447
3.95%, 02/26/48 (Call 08/26/47)	30	26,234
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	20	19,631
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	5	3,938
3.25%, 04/28/50 (Call 10/28/49)	10	6,815
3.85%, 06/30/26 (Call 03/30/26)	40	39,205
ORIX Corp., 3.25%, 12/04/24	60	57,920
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	5	4,857
4.88%, 03/15/27 (Call 09/15/26)	10	9,553
6.63%, 03/15/25 (Call 09/15/24)	15	15,017
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,659
4.65%, 04/01/30 (Call 01/01/30)	15	14,631
4.95%, 07/15/46	10	8,864
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	8,605
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	35	30,915
4.25%, 08/15/24 (Call 05/15/24)	30	28,455
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/23/25)	$20	$18,587
5.15%, 03/19/29 (Call 12/19/28)	10	8,849
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,831
2.05%, 04/15/30 (Call 01/15/30)	10	8,636
4.15%, 12/14/35 (Call 06/14/35)	25	24,097
4.30%, 12/14/45 (Call 06/14/45)	40	37,149
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	5	4,094
4.80%, 06/15/46	5	4,122
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	25	22,205
2.85%, 01/10/25 (Call 12/10/24)	10	9,567
		1,832,706
Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	25	17,792
3.95%, 06/01/28 (Call 03/01/28)	45	42,804
Series H, 3.45%, 01/15/50 (Call 07/15/49)	25	17,781
Series I, 2.10%, 07/01/30 (Call 04/01/30)	45	36,801
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	40	35,538
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	45	39,350
Series A, 4.30%, 07/15/48 (Call 01/15/48)	20	16,850
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	10	9,598
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	25	16,757
3.25%, 03/15/50 (Call 09/15/49)	10	7,225
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	20	16,687
3.25%, 03/01/50 (Call 09/01/49)	30	20,287
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,431
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	35	23,802
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	20	19,266
3.20%, 04/15/25 (Call 03/15/25)	10	9,570
3.80%, 06/01/29 (Call 03/01/29)	10	9,275
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	10	8,682
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	40	33,417
3.75%, 08/15/47 (Call 02/15/47)	25	19,450
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	6,567
3.70%, 07/15/30 (Call 04/15/30)	10	9,425
4.25%, 10/15/50 (Call 04/15/50)	25	20,972
4.45%, 01/15/49 (Call 07/15/48)	25	21,737
4.50%, 02/01/45 (Call 08/01/44)	40	35,143
4.60%, 05/01/53 (Call 11/01/52)	10	8,828
6.13%, 04/01/36	35	37,809
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/23)	15	14,164
2.50%, 06/15/30 (Call 03/15/30)	10	8,311
CenterPoint Energy Houston Electric LLC
5.30%, 04/01/53 (Call 10/01/52)	15	15,251
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	19,316
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	10	9,293
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	21	18,284
3.70%, 09/01/49 (Call 03/01/49)	15	11,098

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	$20	$18,944
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	18,889
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(b)	5	3,806
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(b)	10	8,784
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	5	4,142
4.00%, 03/01/49 (Call 09/01/48)	25	20,487
4.70%, 01/15/44 (Call 07/15/43)	30	27,596
5.30%, 02/01/53 (Call 08/01/52)	40	40,117
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	19,705
Connecticut Light & Power Co. (The), Series A, 4.15%,
06/01/45 (Call 12/01/44)	10	8,420
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	35	29,302
4.45%, 03/15/44 (Call 09/15/43)	15	13,032
4.50%, 05/15/58 (Call 11/15/57)	15	12,503
6.15%, 11/15/52 (Call 05/15/52)	10	10,785
Series 05-A, 5.30%, 03/01/35	15	15,153
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	19,561
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	25	20,101
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	16,293
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,567
5.60%, 06/15/42 (Call 12/15/41)	7	6,766
6.25%, 10/01/39	20	20,723
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	25	17,680
3.50%, 08/01/51 (Call 02/01/51)	15	11,330
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	5	3,930
Dominion Energy Inc., Series A, 1.45%, 04/15/26
(Call 03/15/26)	30	27,103
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	17,005
3.75%, 08/15/47 (Call 02/15/47)	20	15,768
DTE Energy Co.
4.22%, 11/01/24(e)	25	24,579
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,620
Series F, 1.05%, 06/01/25 (Call 05/01/25)	30	27,593
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	10	7,577
4.95%, 01/15/33 (Call 10/15/32)	25	25,074
5.30%, 02/15/40	45	45,382
5.35%, 01/15/53 (Call 07/15/52)	25	25,000
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	35	25,677
3.75%, 09/01/46 (Call 03/01/46)	35	26,308
4.30%, 03/15/28 (Call 02/15/28)	10	9,683
4.50%, 08/15/32 (Call 05/15/32)	50	47,263
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	47,623
3.80%, 07/15/28 (Call 04/15/28)	44	42,459
6.35%, 09/15/37	30	33,067
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	30	27,872
4.15%, 12/01/44 (Call 06/01/44)	48	39,881
Edison International
3.55%, 11/15/24 (Call 10/15/24)	15	14,557
4.13%, 03/15/28 (Call 12/15/27)	5	4,702
	Par
Security	(000)	Value

Electric (continued)
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	$5	$3,977
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,823
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,742
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	5	3,535
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	25	22,583
1.90%, 06/15/28 (Call 04/15/28)	25	21,522
2.40%, 06/15/31 (Call 03/05/31)	15	12,210
2.95%, 09/01/26 (Call 06/01/26)	25	23,297
3.75%, 06/15/50 (Call 12/15/49)	15	10,961
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	20	18,619
4.00%, 03/15/33 (Call 12/15/32)	10	9,191
4.20%, 09/01/48 (Call 03/01/48)	15	12,480
4.95%, 01/15/45 (Call 01/15/25)	25	22,872
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	20	15,882
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	55	52,212
3.25%, 09/01/49 (Call 03/01/49)	25	17,454
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	14	11,718
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	20	16,735
2.90%, 03/01/27 (Call 02/01/27)	30	27,927
3.38%, 03/01/32 (Call 12/01/31)	10	8,778
3.45%, 01/15/50 (Call 07/15/49)	10	7,237
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,623
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	47,833
4.05%, 04/15/30 (Call 01/15/30)	50	46,901
4.70%, 04/15/50 (Call 10/15/49)	15	13,032
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10	9,656
2.88%, 12/04/51 (Call 06/04/51)	5	3,391
3.70%, 12/01/47 (Call 06/01/47)	50	40,130
4.13%, 02/01/42 (Call 08/01/41)	45	39,078
5.25%, 02/01/41 (Call 08/01/40)	35	35,086
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	9,332
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	15	14,607
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	17,264
Iberdrola International BV
5.81%, 03/15/25	20	20,231
6.75%, 07/15/36	5	5,716
Interstate Power & Light Co., 3.10%, 11/30/51 (Call 05/30/51)	10	6,568
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	25	23,444
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	5	4,828
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	20	18,983
4.25%, 07/15/49 (Call 01/15/49)	10	8,594
6.75%, 12/30/31	20	22,734
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	5	4,763
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,397
3.05%, 04/25/27 (Call 01/25/27)	35	32,916
3.70%, 03/15/29 (Call 12/15/28)	20	18,880
4.30%, 03/15/49 (Call 09/15/48)	10	8,411
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	20	18,908

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	$5	$4,496
1.90%, 06/15/28 (Call 04/15/28)	45	38,957
3.50%, 04/01/29 (Call 01/01/29)	45	41,500
4.20%, 06/20/24	5	4,926
4.45%, 06/20/25	5	4,948
4.63%, 07/15/27 (Call 06/15/27)	15	14,891
5.05%, 02/28/33 (Call 11/28/32)	45	44,564
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	23,990
3.60%, 09/15/47 (Call 03/15/47)	10	7,874
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	25	20,228
Oglethorpe Power Corp.
4.50%, 04/01/47	10	8,224
5.25%, 09/01/50	7	6,471
5.38%, 11/01/40	5	4,665
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	10	8,135
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	10	6,491
2.95%, 04/01/25 (Call 01/01/25)	50	48,123
3.80%, 09/30/47 (Call 03/30/47)	25	19,748
4.55%, 12/01/41 (Call 06/01/41)	19	17,537
4.60%, 06/01/52 (Call 12/01/51)	15	13,554
5.75%, 03/15/29 (Call 12/15/28)	50	52,701
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	39,442
2.95%, 03/01/26 (Call 12/01/25)	5	4,617
3.50%, 08/01/50 (Call 02/01/50)	20	12,468
4.50%, 07/01/40 (Call 01/01/40)	30	23,273
4.55%, 07/01/30 (Call 01/01/30)	34	30,984
4.95%, 07/01/50 (Call 01/01/50)	50	38,935
5.90%, 06/15/32 (Call 03/15/32)	20	19,561
6.15%, 01/15/33 (Call 10/15/32)	50	49,348
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	20	13,066
6.00%, 01/15/39	40	41,830
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	65	59,413
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	40	34,531
Progress Energy Inc., 6.00%, 12/01/39	10	10,065
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	20,434
Series 17, 6.25%, 09/01/37	20	21,895
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	10	8,844
3.65%, 09/01/28 (Call 06/01/28)	65	61,633
4.05%, 05/01/48 (Call 11/01/47)	35	29,476
Public Service Enterprise Group Inc., 0.80%, 08/15/25
(Call 07/15/25)	30	27,296
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,479
4.10%, 06/15/30 (Call 03/15/30)	20	18,411
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	6	4,238
San Diego Gas & Electric Co.
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	25	20,406
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	10,133
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	25	19,445
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	5	4,043
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	40	29,774
	Par
Security	(000)	Value

Electric (continued)
4.00%, 04/01/47 (Call 10/01/46)	$25	$19,684
4.05%, 03/15/42 (Call 09/15/41)	15	12,069
4.65%, 10/01/43 (Call 04/01/43)	50	43,718
5.85%, 11/01/27 (Call 10/01/27)	50	51,780
Series B, 4.88%, 03/01/49 (Call 09/01/48)	20	17,841
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	5	4,467
4.40%, 07/01/46 (Call 01/01/46)	36	30,158
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(b)	10	8,517
Series A, 3.70%, 04/30/30 (Call 01/30/30)	15	13,805
Southern Power Co., 5.15%, 09/15/41	5	4,650
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	30	19,774
Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	18,639
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,640
5.00%, 07/15/52 (Call 01/15/52)	10	9,269
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	10	9,624
4.00%, 06/15/50 (Call 12/15/49)	10	7,777
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	45	28,606
3.90%, 04/01/52 (Call 10/01/51)	15	12,087
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	39	23,152
4.00%, 01/15/43 (Call 07/15/42)	30	24,461
8.88%, 11/15/38	25	33,548
Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	48,134
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	23,892
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	20	17,228
5.00%, 09/27/25 (Call 08/27/25)	10	10,008
Wisconsin Power and Light Co., 3.00%, 07/01/29
(Call 04/01/29)	50	45,200
Wisconsin Public Service Corp., 3.30%, 09/01/49
(Call 03/01/49)	30	21,390
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	65	61,703
3.40%, 06/01/30 (Call 12/01/29)	40	36,248
		4,141,163
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	20	16,651
2.00%, 12/21/28 (Call 10/21/28)	20	17,504
5.25%, 11/15/39	10	10,187
		44,342
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	20	16,534
2.30%, 03/12/31 (Call 12/12/30)	20	16,566
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	15	14,455
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	25	20,419
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	5	4,847
4.00%, 04/01/25 (Call 01/01/25)	20	19,367
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	10	9,452
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	30	28,603

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
4.88%, 06/15/29 (Call 03/15/29)	$10	$9,656
4.88%, 05/12/30 (Call 02/12/30)	10	9,633
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	80	75,853
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,905
3.81%, 11/21/47 (Call 05/21/47)	45	37,975
4.85%, 11/01/24	10	10,016
4.95%, 02/15/28 (Call 01/15/28)	10	10,246
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	15	12,392
3.35%, 03/01/26 (Call 12/01/25)	15	14,370
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,546
4.25%, 05/15/27 (Call 04/15/27)	10	9,607
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,810
4.60%, 04/06/27 (Call 01/06/27)	10	9,931
Legrand France SA, 8.50%, 02/15/25	10	10,566
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	8,679
2.38%, 08/09/28 (Call 06/09/28)	5	4,089
2.65%, 08/09/31 (Call 05/09/31)	20	15,426
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,448
4.90%, 06/15/28 (Call 03/15/28)	5	4,935
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,603
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	8,888
2.40%, 04/01/28 (Call 02/01/28)	10	8,380
2.95%, 04/01/31 (Call 01/01/31)	10	7,885
		480,082
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	30	29,030
3.76%, 03/15/27 (Call 02/15/27)	40	37,468
4.28%, 03/15/32 (Call 12/15/31)	45	39,334
5.05%, 03/15/42 (Call 09/15/41)	20	16,182
5.14%, 03/15/52	50	39,048
5.39%, 03/15/62	50	38,925
		199,987
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52
(Call 09/01/51)	5	4,109
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	31,536
3.05%, 03/01/50 (Call 09/01/49)	15	10,492
Waste Connections Inc.
3.20%, 06/01/32 (Call 03/01/32)	25	21,786
4.25%, 12/01/28 (Call 09/01/28)	50	48,641
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	20	12,578
2.95%, 06/01/41 (Call 12/01/40)	15	11,082
4.15%, 04/15/32 (Call 01/15/32)	30	28,811
		169,035
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,302
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	10	6,848
3.95%, 03/15/25 (Call 01/15/25)	85	83,143
4.15%, 03/15/28 (Call 12/15/27)	25	24,280
	Par
Security	(000)	Value

Food (continued)
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	$25	$23,254
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	15	12,338
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	25	17,396
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	50	46,363
3.13%, 11/15/49 (Call 05/15/49)	15	11,026
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,666
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(d)	35	26,667
6.50%, 12/01/52 (Call 06/01/52)(d)	20	18,050
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	20	16,107
3.50%, 03/15/25	22	21,370
4.25%, 03/15/35	20	18,293
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,339
4.30%, 05/15/28 (Call 02/15/28)	65	63,547
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	20	16,821
4.88%, 10/01/49 (Call 04/01/49)	25	22,532
5.00%, 06/04/42	25	23,241
5.20%, 07/15/45 (Call 01/15/45)	20	18,894
6.75%, 03/15/32	10	11,159
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	25	23,385
4.45%, 02/01/47 (Call 08/01/46)	25	21,489
5.15%, 08/01/43 (Call 02/01/43)	25	23,025
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	8,964
3.15%, 08/15/24 (Call 06/15/24)	5	4,861
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,382
1.88%, 10/15/32 (Call 07/15/32)	30	23,562
2.63%, 09/04/50 (Call 03/04/50)	10	6,408
3.00%, 03/17/32 (Call 12/17/31)	10	8,749
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,559
3.30%, 07/15/26 (Call 04/15/26)	10	9,548
5.95%, 04/01/30 (Call 01/01/30)	10	10,525
6.60%, 04/01/40 (Call 10/01/39)	10	10,810
6.60%, 04/01/50 (Call 10/01/49)	25	27,820
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	20	18,922
4.00%, 03/01/26 (Call 01/01/26)	10	9,708
5.10%, 09/28/48 (Call 03/28/48)	25	22,614
Walmart Inc., 3.90%, 09/09/25	10	9,893
		772,860
Forest Products & Paper — 0.1%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	25	20,885
5.00%, 09/15/35 (Call 03/15/35)	20	19,215
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	40	34,008
		74,108
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,930
4.13%, 03/15/49 (Call 09/15/48)	34	28,349
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	10	8,053
4.10%, 09/01/47 (Call 03/01/47)	15	12,238

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
4.40%, 07/01/32 (Call 04/01/32)	$10	$9,619
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	70	63,827
1.70%, 02/15/31 (Call 11/15/30)	25	19,597
3.95%, 03/30/48 (Call 09/30/47)	20	15,712
4.38%, 05/15/47 (Call 11/15/46)	5	4,210
4.80%, 02/15/44 (Call 08/15/43)	20	18,005
5.65%, 02/01/45 (Call 08/01/44)	5	5,000
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,349
4.66%, 02/01/44 (Call 08/01/43)	10	8,978
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,883
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	25	21,692
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	20	20,303
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	30	23,624
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	25	20,400
5.80%, 12/01/27 (Call 11/01/27)	10	10,230
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	6,988
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,723
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,857
		328,567
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	7,341
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	6	4,924
4.25%, 11/15/28 (Call 08/15/28)	20	19,042
		31,307
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	25	25,149
4.90%, 11/30/46 (Call 05/30/46)	10	9,967
5.30%, 05/27/40	25	25,939
6.00%, 04/01/39	5	5,577
6.15%, 11/30/37	10	11,235
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	25	19,367
1.92%, 02/01/27 (Call 01/01/27)	25	22,292
2.60%, 08/15/26 (Call 05/15/26)	25	23,176
3.13%, 12/01/51 (Call 06/01/51)	5	3,202
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	33	31,159
2.65%, 06/01/30 (Call 03/01/30)	20	17,491
4.70%, 03/01/49 (Call 09/01/48)	17	15,676
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	15	13,544
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	10	8,732
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	90	86,255
3.40%, 11/15/49 (Call 05/15/49)	25	19,159
GE Healthcare Holding LLC, 5.60%, 11/15/25
(Call 10/15/25)(d)	100	100,305
Koninklijke Philips NV
5.00%, 03/15/42	5	4,614
6.88%, 03/11/38	10	11,286
Medtronic Inc.
4.38%, 03/15/35	20	19,353
4.63%, 03/15/45	25	23,993
	Par
Security	(000)	Value

Health Care - Products (continued)
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	$10	$8,946
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	20	13,684
3.38%, 11/01/25 (Call 08/01/25)	25	24,108
4.38%, 05/15/44 (Call 11/15/43)	20	17,556
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	42	37,362
4.10%, 08/15/47 (Call 02/15/47)	15	13,274
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	50	47,576
		659,977
Health Care - Services — 1.0%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	20	17,555
3.63%, 03/01/49 (Call 09/01/48)	5	3,637
Advocate Health & Hospitals Corp., 4.27%, 08/15/48
(Call 02/15/48)	20	17,461
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	10	8,626
4.75%, 03/15/44 (Call 09/15/43)	15	13,226
6.63%, 06/15/36	15	16,492
Ascension Health
4.85%, 11/15/53	5	4,800
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	19,480
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	9,904
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	5	3,674
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	5	3,747
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	12,884
2.50%, 03/01/31 (Call 12/01/30)	25	20,005
2.63%, 08/01/31 (Call 05/01/31)	20	16,005
3.00%, 10/15/30 (Call 07/15/30)	10	8,364
3.38%, 02/15/30 (Call 02/15/25)	10	8,621
4.25%, 12/15/27 (Call 06/16/23)	10	9,399
4.63%, 12/15/29 (Call 12/15/24)	55	50,976
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,427
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	15	9,660
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	35,656
Dignity Health, 5.27%, 11/01/64	15	13,722
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	15	10,359
3.60%, 03/15/51 (Call 09/15/50)	25	18,823
3.65%, 12/01/27 (Call 09/01/27)	50	47,701
4.38%, 12/01/47 (Call 06/01/47)	10	8,595
4.55%, 03/01/48 (Call 09/01/47)	20	17,566
4.75%, 02/15/33 (Call 11/15/32)	50	48,987
6.10%, 10/15/52 (Call 04/15/52)	25	26,935
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	15	12,572
4.50%, 07/01/57 (Call 01/01/57)	5	4,366
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	5	4,413
3.50%, 07/15/51 (Call 01/15/51)	25	16,858
4.38%, 03/15/42 (Call 09/15/41)(d)	21	17,057
4.50%, 02/15/27 (Call 08/15/26)	5	4,876
4.63%, 03/15/52 (Call 09/15/51)(d)	25	20,089
5.13%, 06/15/39 (Call 12/15/38)	20	18,245
5.25%, 06/15/49 (Call 12/15/48)	15	13,219

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$10	$8,775
2.15%, 02/03/32 (Call 11/03/31)	10	7,953
3.13%, 08/15/29 (Call 05/15/29)	10	8,942
3.95%, 08/15/49 (Call 02/15/49)	15	11,914
4.95%, 10/01/44 (Call 04/01/44)	25	22,620
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	10	8,697
4.88%, 04/01/42	15	14,544
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	32	23,233
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	60	53,857
3.25%, 09/01/24 (Call 07/01/24)	45	43,722
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	19,831
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,200
Series 2016, 4.13%, 11/15/52	15	12,634
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	5	3,203
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	10	6,913
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%,
07/01/48	15	11,938
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,754
3.98%, 11/01/46 (Call 11/01/45)	20	15,562
Northwestern Memorial Healthcare Obligated Group, Series
2021, 2.63%, 07/15/51 (Call 01/15/51)	5	3,178
Novant Health Inc.
3.17%, 11/01/51 (Call 05/01/51)	5	3,504
3.32%, 11/01/61 (Call 05/01/61)	10	6,749
Ochsner LSU Health System of North Louisiana, Series 2021,
2.51%, 05/15/31 (Call 11/15/30)	5	3,715
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,272
Orlando Health Obligated Group, 3.33%, 10/01/50
(Call 04/01/50)	10	7,070
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	11,888
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	6,944
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,873
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,905
Series I, 3.74%, 10/01/47	5	3,714
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,616
2.95%, 06/30/30 (Call 03/30/30)	20	17,667
3.45%, 06/01/26 (Call 03/01/26)	20	19,206
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	5	3,999
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	4,916
UMass Memorial Health Care Obligated Group, 5.36%,
07/01/52 (Call 01/01/52)	5	4,909
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	15	12,829
2.90%, 05/15/50 (Call 11/15/49)	25	17,295
3.10%, 03/15/26	10	9,649
3.25%, 05/15/51 (Call 11/15/50)	25	18,249
3.50%, 08/15/39 (Call 02/15/39)	30	24,966
3.70%, 08/15/49 (Call 02/15/49)	25	19,839
3.88%, 08/15/59 (Call 02/15/59)	25	19,725
4.20%, 05/15/32 (Call 02/15/32)	35	33,724
	Par
Security	(000)	Value

Health Care - Services (continued)
4.38%, 03/15/42 (Call 09/15/41)	$30	$27,184
4.50%, 04/15/33 (Call 01/15/33)	50	49,101
4.63%, 07/15/35	50	49,043
4.75%, 07/15/45	24	22,571
4.75%, 05/15/52 (Call 11/15/51)	25	23,373
5.25%, 02/15/28 (Call 01/15/28)	5	5,149
5.35%, 02/15/33 (Call 11/15/32)	35	36,528
5.88%, 02/15/53 (Call 08/15/52)	20	21,881
5.95%, 02/15/41 (Call 08/15/40)	25	26,867
6.05%, 02/15/63 (Call 08/15/62)	10	11,081
6.50%, 06/15/37	5	5,610
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	25	20,250
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,425
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	6,088
		1,469,826
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,687
2.88%, 06/15/27 (Call 05/15/27)(a)	10	8,720
3.25%, 07/15/25 (Call 06/15/25)	30	27,748
3.88%, 01/15/26 (Call 12/15/25)	10	9,277
4.25%, 03/01/25 (Call 01/01/25)	10	9,532
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26
(Call 09/13/26)	5	4,257
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	10	8,524
2.70%, 01/15/25 (Call 11/15/24)	5	4,665
3.25%, 03/15/27 (Call 02/15/27)	15	12,892
4.00%, 01/15/29 (Call 11/15/28)	10	8,442
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,379
2.85%, 09/30/28 (Call 07/30/28)	5	4,085
3.63%, 01/15/26 (Call 12/15/25)	10	9,204
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	10	8,518
3.25%, 07/15/27 (Call 06/15/27)	10	8,591
3.40%, 01/15/26 (Call 12/15/25)	10	9,066
4.13%, 02/01/25 (Call 01/01/25)(a)	10	9,459
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	35	33,581
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5	4,129
2.50%, 08/24/26 (Call 07/24/26)	10	8,603
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	25	23,708
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	10	8,153
3.40%, 07/15/26 (Call 06/15/26)	15	13,269
3.75%, 07/22/25 (Call 06/22/25)	10	9,235
4.25%, 01/15/26 (Call 12/15/25)	10	9,249
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	5	4,247
Owl Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)	10	9,071
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	5	3,811
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	10	8,794
3.88%, 11/01/24 (Call 10/01/24)	10	9,623
		305,519

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	$10	$8,646
2.50%, 10/15/24 (Call 09/15/24)	15	14,409
2.60%, 10/15/25 (Call 09/15/25)	25	23,457
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	50	49,275
5.88%, 11/15/24 (Call 05/15/24)	70	70,111
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	3,883
3.85%, 01/15/30 (Call 07/15/29)	5	4,360
3.97%, 08/06/61 (Call 02/06/61)	10	5,879
6.00%, 01/15/43 (Call 10/15/42)	5	4,389
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	40	39,863
5.50%, 03/01/26 (Call 12/01/25)	15	15,052
6.38%, 05/15/33	5	5,209
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,476
4.35%, 02/15/28 (Call 11/15/27)	10	9,429
4.88%, 11/15/25 (Call 08/15/25)	10	9,833
4.88%, 03/15/27 (Call 12/15/26)	10	9,794
		278,065
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	10	9,769
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	23,290
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)(a)	15	12,153
4.75%, 02/26/29 (Call 11/26/28)	10	9,856
		55,068
Household Products & Wares — 0.1%
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	35	28,775
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,732
2.88%, 02/07/50 (Call 08/07/49)	25	17,832
3.10%, 03/26/30 (Call 12/26/29)	10	9,176
3.20%, 04/25/29 (Call 01/25/29)	15	14,088
3.20%, 07/30/46 (Call 01/30/46)	10	7,503
		86,106
Insurance — 1.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,686
3.60%, 04/01/30 (Call 01/01/30)	25	23,071
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	32,831
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5	4,489
4.20%, 12/15/46 (Call 06/15/46)	15	12,225
4.50%, 06/15/43	15	12,890
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	10	9,732
4.75%, 04/01/48 (Call 10/01/47)	20	17,460
4.80%, 07/10/45 (Call 01/10/45)	20	17,587
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	15	14,423
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	54	50,772
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	45	36,135
2.90%, 08/23/51 (Call 02/23/51)	10	6,422
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	15	10,853
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	6,987
	Par
Security	(000)	Value

Insurance (continued)
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	$5	$4,363
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)	10	8,506
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	15	9,832
4.13%, 01/12/28 (Call 10/12/27)	24	22,188
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,522
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	75	48,188
2.85%, 10/15/50 (Call 04/15/50)	15	10,329
3.85%, 03/15/52 (Call 09/15/51)	10	8,155
4.20%, 08/15/48 (Call 02/15/48)	25	22,357
4.25%, 01/15/49 (Call 07/15/48)	15	13,476
4.30%, 05/15/43	5	4,538
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	15	14,569
4.50%, 02/11/43	5	4,737
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	25	23,565
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	12,060
4.20%, 09/15/24 (Call 06/15/24)	25	24,506
4.50%, 03/15/29 (Call 12/15/28)	10	9,581
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	20	13,162
3.15%, 03/15/25	5	4,856
3.35%, 05/03/26 (Call 02/03/26)	27	26,312
4.35%, 11/03/45 (Call 05/03/45)	25	22,339
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	15	14,028
4.50%, 03/01/26 (Call 12/01/25)	25	24,487
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	10	9,899
5.25%, 05/30/29 (Call 02/28/29)	15	14,184
Corebridge Financial Inc.
3.65%, 04/05/27	15	14,031
3.90%, 04/05/32	10	8,640
4.35%, 04/05/42	10	8,008
4.40%, 04/05/52	20	15,211
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	10	7,852
4.95%, 06/01/29 (Call 03/01/29)	10	9,401
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	15	12,660
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	15	9,535
4.87%, 06/01/44	5	4,476
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	14,122
4.85%, 04/17/28 (Call 01/17/28)	25	24,255
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,869
3.40%, 06/15/30 (Call 03/15/30)	20	17,321
4.50%, 08/15/28 (Call 05/15/28)	10	9,544
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	10	7,663
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	10	9,606
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	25	24,419
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51
(Call 03/15/51)	25	15,995
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	10	7,747
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	10	7,894

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	$10	$9,295
3.80%, 03/01/28 (Call 12/01/27)(a)	75	68,272
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,775
Manulife Financial Corp., 4.15%, 03/04/26	51	49,672
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	25	22,693
3.45%, 05/07/52 (Call 11/07/51)	5	3,399
3.50%, 11/01/27 (Call 08/01/27)	10	9,411
5.00%, 04/05/46	5	4,398
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	8,354
4.38%, 03/15/29 (Call 12/15/28)	35	34,190
4.90%, 03/15/49 (Call 09/15/48)	25	22,907
5.75%, 11/01/32 (Call 08/01/32)	10	10,568
MetLife Inc.
4.05%, 03/01/45	30	24,617
4.13%, 08/13/42	20	16,537
4.88%, 11/13/43	35	31,656
5.00%, 07/15/52 (Call 01/15/52)	10	9,103
5.25%, 01/15/54 (Call 07/15/53)	10	9,517
5.70%, 06/15/35	10	10,331
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	10	9,524
4.88%, 10/01/24 (Call 09/01/24)	23	22,687
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	23,260
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,149
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	5	4,061
3.70%, 05/15/29 (Call 02/15/29)	10	9,297
4.35%, 05/15/43	10	8,095
Progressive Corp. (The)
4.20%, 03/15/48 (Call 09/15/47)	15	12,819
6.25%, 12/01/32	25	27,658
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	40	30,063
3.88%, 03/27/28 (Call 12/27/27)	50	48,305
3.94%, 12/07/49 (Call 06/07/49)	40	31,322
4.35%, 02/25/50 (Call 08/25/49)	10	8,399
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	15	13,464
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,349
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	50	47,746
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	14,120
3.70%, 04/01/25 (Call 01/01/25)	5	4,868
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	5	4,558
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	10	7,513
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,952
3.05%, 06/08/51 (Call 12/08/50)	15	10,453
4.60%, 08/01/43	15	13,584
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,027
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,605
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	21,563
4.65%, 06/15/27 (Call 05/15/27)	5	4,871
		1,668,558
	Par
Security	(000)	Value

Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	$200	$187,394
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	70	57,070
1.90%, 08/15/40 (Call 02/15/40)	50	34,120
2.25%, 08/15/60 (Call 02/15/60)	25	14,854
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	35	32,516
2.50%, 06/03/50 (Call 12/03/49)	25	16,299
2.70%, 06/03/60 (Call 12/03/59)	30	19,044
3.10%, 05/12/51 (Call 11/12/50)	50	36,602
3.15%, 08/22/27 (Call 05/22/27)	23	21,951
3.80%, 12/05/24 (Call 09/05/24)	5	4,924
3.88%, 08/22/37 (Call 02/22/37)	45	41,274
3.95%, 04/13/52 (Call 10/13/51)	20	17,108
4.05%, 08/22/47 (Call 02/22/47)	35	30,976
4.25%, 08/22/57 (Call 02/22/57)	25	22,188
4.65%, 12/01/29 (Call 10/01/29)	20	20,233
4.70%, 11/29/24	15	14,999
4.70%, 12/01/32 (Call 09/01/32)	10	10,138
4.80%, 12/05/34 (Call 06/05/34)	30	30,718
4.95%, 12/05/44 (Call 06/05/44)	25	25,289
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,680
3.65%, 03/15/25 (Call 12/15/24)	10	9,791
4.63%, 04/13/30 (Call 01/13/30)	25	24,842
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	25	23,645
2.70%, 03/11/30 (Call 12/11/29)	30	25,928
4.00%, 07/15/42 (Call 01/15/42)	20	15,842
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	21,647
4.63%, 08/01/27 (Call 05/01/27)	10	9,736
5.00%, 02/15/26 (Call 11/15/25)	10	9,941
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	10	9,608
3.85%, 08/15/32 (Call 05/15/32)	20	18,546
4.45%, 08/15/52 (Call 02/15/52)	10	8,451
4.65%, 08/15/62 (Call 02/15/62)	15	12,742
VeriSign Inc., 4.75%, 07/15/27 (Call 07/03/23)	25	24,576
		862,672
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	5	5,178
6.80%, 11/29/32 (Call 08/29/32)	15	15,484
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	23	14,324
3.13%, 04/01/32 (Call 01/01/32)	20	17,391
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,716
5.00%, 12/15/26 (Call 07/03/23)	30	29,602
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	23,883
6.25%, 08/10/26	30	30,995
		158,573
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,543
4.40%, 09/15/32 (Call 06/15/32)	10	8,643
		16,186

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	$15	$12,797
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 07/03/23)	20	18,947
4.85%, 03/15/26 (Call 12/15/25)	15	14,786
5.38%, 04/23/25 (Call 03/23/25)	15	14,976
5.75%, 04/23/30 (Call 01/23/30)	10	10,063
Marriott International Inc./MD
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	17,235
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	23,617
Series X, 4.00%, 04/15/28 (Call 01/15/28)	25	23,852
		136,273
Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	40	30,990
6.05%, 08/15/36	28	31,017
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,631
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	25	22,353
7.13%, 03/03/31	10	11,654
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	23,908
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	7,976
John Deere Capital Corp.
1.50%, 03/06/28	20	17,445
1.75%, 03/09/27	10	9,064
2.00%, 06/17/31	10	8,279
2.25%, 09/14/26	10	9,295
2.80%, 07/18/29	10	9,099
3.45%, 03/07/29	25	23,815
3.90%, 06/07/32	5	4,767
4.15%, 09/15/27	10	9,867
4.35%, 09/15/32	10	9,836
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	55	47,566
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	20	19,317
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5	4,748
3.45%, 11/15/26 (Call 08/15/26)	15	14,126
4.95%, 09/15/28 (Call 06/15/28)	25	24,338
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	50	44,266
		407,357
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	8,562
3.00%, 08/07/25	10	9,630
3.25%, 08/26/49 (Call 02/26/49)	20	13,610
3.63%, 10/15/47 (Call 04/15/47)	10	7,277
4.00%, 09/14/48 (Call 03/14/48)(a)	25	20,006
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	15	11,717
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,484
4.15%, 03/15/33 (Call 12/15/32)	30	28,680
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	90	85,173
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,289
3.65%, 06/15/24	5	4,903
4.10%, 03/01/47 (Call 09/01/46)	25	20,965
4.20%, 11/21/34 (Call 05/21/34)	10	9,242
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,532
5.90%, 07/15/32 (Call 04/15/32)	10	10,084
	Par
Security	(000)	Value

Manufacturing (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	$15	$13,246
2.75%, 04/01/31 (Call 01/01/31)	20	16,911
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	22	18,374
4.00%, 03/15/26 (Call 12/15/25)	25	24,350
		337,035
Media — 0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,293
2.30%, 02/01/32 (Call 11/01/31)	15	11,296
2.80%, 04/01/31 (Call 01/01/31)	15	11,985
3.50%, 06/01/41 (Call 12/01/40)	35	23,076
3.70%, 04/01/51 (Call 10/01/50)	35	21,395
3.75%, 02/15/28 (Call 11/15/27)	15	13,738
3.85%, 04/01/61 (Call 10/01/60)	25	14,719
3.90%, 06/01/52 (Call 12/01/51)	25	15,716
4.20%, 03/15/28 (Call 12/15/27)	30	28,069
4.40%, 12/01/61 (Call 06/01/61)	30	19,443
4.80%, 03/01/50 (Call 09/01/49)	5	3,650
4.91%, 07/23/25 (Call 04/23/25)	15	14,752
5.05%, 03/30/29 (Call 12/30/28)	5	4,796
5.13%, 07/01/49 (Call 01/01/49)	25	18,999
5.38%, 05/01/47 (Call 11/01/46)	15	11,928
6.38%, 10/23/35 (Call 04/23/35)	55	53,274
6.48%, 10/23/45 (Call 04/23/45)	35	31,618
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	20	16,435
2.65%, 02/01/30 (Call 11/01/29)	45	39,693
2.89%, 11/01/51 (Call 05/01/51)	45	29,614
2.94%, 11/01/56 (Call 05/01/56)	60	38,383
2.99%, 11/01/63 (Call 05/01/63)	106	65,633
3.15%, 03/01/26 (Call 12/01/25)	20	19,309
3.25%, 11/01/39 (Call 05/01/39)	45	35,342
3.30%, 04/01/27 (Call 02/01/27)	25	23,866
3.40%, 04/01/30 (Call 01/01/30)	20	18,486
3.40%, 07/15/46 (Call 01/15/46)	5	3,737
3.45%, 02/01/50 (Call 08/01/49)	10	7,465
3.75%, 04/01/40 (Call 10/01/39)	20	16,706
3.90%, 03/01/38 (Call 09/01/37)	35	30,476
4.20%, 08/15/34 (Call 02/15/34)	35	32,862
4.25%, 10/15/30 (Call 07/15/30)	20	19,368
4.25%, 01/15/33	50	47,808
4.65%, 07/15/42	20	18,370
4.75%, 03/01/44	20	18,317
5.35%, 11/15/27 (Call 10/15/27)	5	5,144
5.50%, 11/15/32 (Call 08/15/32)	5	5,240
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	5	4,807
3.63%, 05/15/30 (Call 02/15/30)	10	8,686
3.95%, 06/15/25 (Call 03/15/25)	34	32,851
4.65%, 05/15/50 (Call 11/15/49)	25	18,319
5.20%, 09/20/47 (Call 03/20/47)	25	19,793
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	30	29,233
5.58%, 01/25/49 (Call 07/25/48)	20	18,056
Grupo Televisa SAB, 6.63%, 01/15/40	25	26,116
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	10	8,943

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.70%, 06/01/28 (Call 03/01/28)	$5	$4,429
4.20%, 05/19/32 (Call 02/19/32)(a)	10	8,367
4.38%, 03/15/43	10	6,932
4.60%, 01/15/45 (Call 07/15/44)	10	7,002
4.95%, 05/19/50 (Call 11/19/49)	5	3,713
5.25%, 04/01/44 (Call 10/01/43)	10	7,622
5.85%, 09/01/43 (Call 03/01/43)	10	8,359
5.90%, 10/15/40 (Call 04/15/40)	5	4,280
6.88%, 04/30/36	5	4,894
Thomson Reuters Corp.
5.50%, 08/15/35	14	14,013
5.85%, 04/15/40	10	9,975
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,544
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5	3,697
5.88%, 11/15/40 (Call 05/15/40)	20	17,286
6.55%, 05/01/37	5	4,765
6.75%, 06/15/39	20	18,911
7.30%, 07/01/38	10	10,186
TWDC Enterprises 18 Corp., Series E, 4.13%, 12/01/41	2	1,732
Walt Disney Co. (The)
1.75%, 01/13/26	100	93,171
2.20%, 01/13/28(a)	20	18,185
2.75%, 09/01/49 (Call 03/01/49)	50	33,275
3.60%, 01/13/51 (Call 07/13/50)	50	38,519
3.70%, 10/15/25 (Call 07/15/25)	15	14,667
3.80%, 05/13/60 (Call 11/13/59)	30	23,276
4.70%, 03/23/50 (Call 09/23/49)	15	13,973
6.65%, 11/15/37	35	40,069
		1,382,647
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	5	4,448
Mining — 0.3%
Barrick North America Finance LLC
5.70%, 05/30/41	5	5,055
5.75%, 05/01/43	10	10,164
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	20	20,765
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	15	13,243
5.00%, 09/30/43	35	34,287
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/03/23)	10	9,377
4.25%, 03/01/30 (Call 03/01/25)	10	9,164
4.38%, 08/01/28 (Call 08/01/23)	10	9,407
4.55%, 11/14/24 (Call 08/14/24)	15	14,807
4.63%, 08/01/30 (Call 08/01/25)	10	9,395
5.25%, 09/01/29 (Call 09/01/24)	5	4,901
5.40%, 11/14/34 (Call 05/14/34)	5	4,795
5.45%, 03/15/43 (Call 09/15/42)	10	9,064
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,873
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	75	62,203
Rio Tinto Alcan Inc.
5.75%, 06/01/35	35	36,290
6.13%, 12/15/33	40	43,225
7.25%, 03/15/31	15	17,283
Southern Copper Corp.
5.88%, 04/23/45	15	15,227
6.75%, 04/16/40	30	32,486
	Par
Security	(000)	Value

Mining (continued)
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	$10	$7,952
		373,963
Multi-National — 0.0%
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	5	4,928
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	15	12,820
3.28%, 12/01/28 (Call 10/01/28)	10	8,688
3.57%, 12/01/31 (Call 09/01/31)	20	16,699
4.13%, 05/01/25 (Call 07/03/23)	10	9,659
4.25%, 04/01/28 (Call 07/03/23)	10	9,236
5.50%, 12/01/24 (Call 06/01/24)	20	19,833
		76,935
Oil & Gas — 1.2%
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	10	8,526
2.77%, 11/10/50 (Call 05/10/50)	50	32,454
2.94%, 06/04/51 (Call 12/04/50)	40	26,710
3.00%, 02/24/50 (Call 08/24/49)	10	6,808
3.02%, 01/16/27 (Call 10/16/26)	10	9,477
3.06%, 06/17/41 (Call 12/17/40)	40	29,744
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	15	14,074
2.95%, 07/15/30 (Call 04/15/30)	9	7,786
3.90%, 02/01/25 (Call 11/01/24)	25	24,316
4.95%, 06/01/47 (Call 12/01/46)	15	13,087
5.85%, 02/01/35	15	14,669
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	8,098
3.75%, 02/15/52 (Call 08/15/51)(a)	10	6,928
5.25%, 06/15/37 (Call 12/15/36)	5	4,649
5.40%, 06/15/47 (Call 12/15/46)	10	8,977
6.75%, 11/15/39	10	10,477
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	9,157
2.24%, 05/11/30 (Call 02/11/30)	25	21,870
3.08%, 05/11/50 (Call 11/11/49)	25	18,424
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	4	3,732
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	5	4,144
3.80%, 03/15/52 (Call 09/15/51)	20	15,954
4.03%, 03/15/62 (Call 09/15/61)	20	15,899
5.90%, 10/15/32	25	27,167
6.95%, 04/15/29	10	11,137
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	15	11,255
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,481
4.38%, 03/15/29 (Call 12/15/28)	10	9,427
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	70	65,772
5.00%, 06/15/45 (Call 12/15/44)	5	4,275
5.25%, 10/15/27 (Call 06/12/23)	85	84,025
5.88%, 06/15/28 (Call 06/15/23)	25	25,025
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,540
3.25%, 12/01/26 (Call 10/01/26)	15	14,308
3.50%, 12/01/29 (Call 09/01/29)	10	9,036
4.40%, 03/24/51 (Call 09/24/50)	5	3,880

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.25%, 03/15/33 (Call 12/15/32)	$10	$10,384
6.25%, 03/15/53 (Call 09/15/52)	10	10,047
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,506
4.38%, 04/15/30 (Call 01/15/30)	10	9,870
4.95%, 04/15/50 (Call 10/15/49)	10	9,670
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10	9,312
5.00%, 01/15/29 (Call 07/15/28)	10	9,412
5.68%, 10/01/25 (Call 10/04/23)	15	14,991
5.70%, 04/01/28 (Call 03/01/28)	15	14,920
6.13%, 02/01/25 (Call 01/01/25)	15	15,005
7.00%, 02/01/30 (Call 11/01/29)	15	15,599
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	46,432
2.38%, 05/22/30 (Call 02/22/30)	10	8,716
3.13%, 04/06/30 (Call 01/06/30)	55	50,604
3.25%, 11/18/49 (Call 05/18/49)	20	14,781
3.70%, 04/06/50 (Call 10/06/49)	5	4,031
4.80%, 11/08/43	10	9,532
5.10%, 08/17/40	10	9,905
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	35	31,524
3.04%, 03/01/26 (Call 12/01/25)	10	9,650
3.10%, 08/16/49 (Call 02/16/49)	20	14,431
3.45%, 04/15/51 (Call 10/15/50)	21	16,122
3.48%, 03/19/30 (Call 12/19/29)	25	23,583
4.11%, 03/01/46 (Call 09/01/45)	10	8,701
4.23%, 03/19/40 (Call 09/19/39)	45	41,199
4.33%, 03/19/50 (Call 09/19/49)	20	17,848
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	15	12,184
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	35	34,192
5.60%, 02/15/41	20	18,835
7.30%, 08/15/31	10	10,978
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	8,887
5.88%, 04/01/26 (Call 01/01/26)	10	10,040
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	20	19,236
6.60%, 10/01/37	10	10,002
6.80%, 03/15/32	15	15,580
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	64,187
6.50%, 03/01/41 (Call 09/01/40)	15	15,262
Ovintiv Inc.
6.50%, 08/15/34	10	10,051
6.50%, 02/01/38	15	14,854
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,150
2.15%, 12/15/30 (Call 09/15/30)	11	8,980
3.30%, 03/15/52 (Call 09/15/51)	25	16,873
3.85%, 04/09/25 (Call 03/09/25)	30	29,280
5.88%, 05/01/42	20	20,474
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	50	35,857
3.75%, 09/12/46	30	24,107
3.88%, 11/13/28 (Call 08/13/28)	58	56,720
4.13%, 05/11/35	45	41,777
4.55%, 08/12/43	35	31,990
	Par
Security	(000)	Value

Oil & Gas (continued)
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	$25	$19,079
6.50%, 06/15/38	15	15,647
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,804
3.13%, 05/29/50 (Call 11/29/49)	45	32,007
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,386
3.65%, 12/01/51 (Call 06/01/51)	30	20,550
		1,683,032
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	20	18,960
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	31,749
4.08%, 12/15/47 (Call 06/15/47)	15	11,765
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	40	35,401
4.85%, 11/15/35 (Call 05/15/35)	20	18,919
5.00%, 11/15/45 (Call 05/15/45)	15	13,315
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,951
		139,060
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	25	20,461
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	5	4,258
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	50	45,337
1.65%, 01/15/27 (Call 12/15/26)	10	8,662
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,844
3.40%, 12/15/27 (Call 09/15/27)	10	9,470
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	10	9,364
2.25%, 02/01/27 (Call 01/01/27)	20	18,048
2.85%, 02/01/32 (Call 11/01/31)	20	16,680
WRKCo Inc.
4.00%, 03/15/28 (Call 12/15/27)	5	4,733
4.90%, 03/15/29 (Call 12/15/28)	50	48,770
		194,627
Pharmaceuticals — 1.8%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	5	4,801
3.20%, 11/21/29 (Call 08/21/29)	5	4,540
3.60%, 05/14/25 (Call 02/14/25)	30	29,223
3.85%, 06/15/24 (Call 03/15/24)	25	24,634
4.05%, 11/21/39 (Call 05/21/39)	30	25,729
4.25%, 11/21/49 (Call 05/21/49)	30	25,406
4.40%, 11/06/42	35	30,718
4.45%, 05/14/46 (Call 11/14/45)	25	21,551
4.50%, 05/14/35 (Call 11/14/34)	30	28,460
4.55%, 03/15/35 (Call 09/15/34)	10	9,497
4.70%, 05/14/45 (Call 11/14/44)	25	22,497
4.75%, 03/15/45 (Call 09/15/44)	10	9,004
4.85%, 06/15/44 (Call 12/15/43)	10	9,186
4.88%, 11/14/48 (Call 05/14/48)	25	23,178
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	15	12,795
3.25%, 03/01/25 (Call 12/01/24)	65	62,848
4.30%, 12/15/47 (Call 06/15/47)	10	8,420

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	$25	$20,208
4.38%, 11/16/45	10	9,217
4.38%, 08/17/48 (Call 02/17/48)	20	18,353
6.45%, 09/15/37	25	28,825
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	48,683
3.70%, 06/06/27 (Call 03/06/27)	20	19,180
3.79%, 05/20/50 (Call 11/20/49)	5	3,907
4.67%, 06/06/47 (Call 12/06/46)	10	8,977
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	50	31,838
2.95%, 03/15/32 (Call 12/15/31)	5	4,419
3.55%, 03/15/42 (Call 09/15/41)	30	24,619
3.70%, 03/15/52 (Call 09/15/51)	25	19,983
3.90%, 02/20/28 (Call 11/20/27)	20	19,640
3.90%, 03/15/62 (Call 09/15/61)	15	11,708
4.25%, 10/26/49 (Call 04/26/49)	30	26,107
4.63%, 05/15/44 (Call 11/15/43)	20	18,745
Cardinal Health Inc., 4.90%, 09/15/45 (Call 03/15/45)	15	12,852
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	40	33,342
3.40%, 03/15/50 (Call 09/15/49)	50	35,627
4.38%, 10/15/28 (Call 07/15/28)	40	38,981
4.80%, 07/15/46 (Call 01/16/46)	25	22,331
4.90%, 12/15/48 (Call 06/15/48)	20	18,183
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	43,202
2.70%, 08/21/40 (Call 02/21/40)	35	24,158
2.88%, 06/01/26 (Call 03/01/26)	50	47,266
3.00%, 08/15/26 (Call 06/15/26)	25	23,549
3.75%, 04/01/30 (Call 01/01/30)	10	9,209
3.88%, 07/20/25 (Call 04/20/25)	50	48,927
4.10%, 03/25/25 (Call 01/25/25)	50	49,382
4.13%, 04/01/40 (Call 10/01/39)	25	20,810
4.30%, 03/25/28 (Call 12/25/27)	45	43,818
4.78%, 03/25/38 (Call 09/25/37)	50	46,265
5.05%, 03/25/48 (Call 09/25/47)	65	58,680
5.13%, 07/20/45 (Call 01/20/45)	45	41,003
6.25%, 06/01/27	25	26,097
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	30	19,243
4.15%, 03/15/59 (Call 09/15/58)	15	13,112
5.55%, 03/15/37	15	16,284
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,795
6.38%, 05/15/38	45	51,624
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	25	20,661
2.45%, 03/01/26 (Call 12/01/25)	45	42,902
2.45%, 09/01/60 (Call 03/01/60)	10	6,325
2.90%, 01/15/28 (Call 10/15/27)	30	28,544
3.40%, 01/15/38 (Call 07/15/37)	5	4,386
3.55%, 03/01/36 (Call 09/01/35)	30	27,217
3.63%, 03/03/37 (Call 09/03/36)	20	18,135
3.70%, 03/01/46 (Call 09/01/45)	50	43,222
5.95%, 08/15/37	15	17,197
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	50	44,502
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	13,583
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	$25	$22,753
1.45%, 06/24/30 (Call 03/24/30)	10	8,214
2.15%, 12/10/31 (Call 09/10/31)	50	41,873
2.35%, 06/24/40 (Call 12/24/39)	25	17,683
2.45%, 06/24/50 (Call 12/24/49)	35	22,591
2.75%, 12/10/51 (Call 06/10/51)	20	13,650
3.40%, 03/07/29 (Call 12/07/28)	25	23,828
3.70%, 02/10/45 (Call 08/10/44)	25	21,065
4.00%, 03/07/49 (Call 09/07/48)	15	13,080
4.50%, 05/17/33 (Call 02/17/33)	25	24,933
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	27,017
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	15	11,308
5.40%, 11/29/43 (Call 05/29/43)	15	12,151
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	50	48,312
4.00%, 11/20/45 (Call 05/20/45)	33	29,244
4.40%, 05/06/44	25	23,640
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	50	40,696
2.55%, 05/28/40 (Call 11/28/39)	25	18,175
2.63%, 04/01/30 (Call 01/01/30)	25	22,235
2.70%, 05/28/50 (Call 11/28/49)	35	24,345
3.45%, 03/15/29 (Call 12/15/28)	10	9,530
3.60%, 09/15/28 (Call 06/15/28)	40	38,528
4.00%, 03/15/49 (Call 09/15/48)	25	21,806
4.13%, 12/15/46	20	17,641
7.20%, 03/15/39	25	31,064
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	50	50,197
5.30%, 05/19/53 (Call 11/19/52)	50	51,475
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	131	123,621
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	23,765
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	10	8,762
4.00%, 06/22/50 (Call 12/22/49)	15	9,601
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	90	84,647
3.00%, 05/15/50 (Call 11/15/49)	25	17,163
		2,641,903
Pipelines — 1.2%
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	5	4,273
4.95%, 12/15/24 (Call 09/15/24)	111	109,664
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	20	15,838
3.70%, 11/15/29 (Call 05/18/29)	15	13,691
5.13%, 06/30/27 (Call 01/01/27)	25	24,787
5.88%, 03/31/25 (Call 10/02/24)	40	40,058
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	5	4,093
4.00%, 03/01/31 (Call 03/01/26)	10	8,805
4.50%, 10/01/29 (Call 10/01/24)	10	9,215
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	10	9,859
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	16,750
5.38%, 07/15/25 (Call 04/15/25)	15	14,864

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	$35	$31,320
2.50%, 02/14/25	10	9,531
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	25	22,636
3.90%, 07/15/26 (Call 04/15/26)	10	9,543
4.40%, 03/15/27 (Call 12/15/26)	10	9,648
4.75%, 01/15/26 (Call 10/15/25)	5	4,928
4.95%, 05/15/28 (Call 02/15/28)	45	43,989
4.95%, 06/15/28 (Call 03/15/28)	10	9,771
5.00%, 05/15/50 (Call 11/15/49)	5	4,096
5.15%, 03/15/45 (Call 09/15/44)	15	12,594
5.25%, 04/15/29 (Call 01/15/29)	25	24,674
5.40%, 10/01/47 (Call 04/01/47)	25	21,424
5.50%, 06/01/27 (Call 03/01/27)	20	20,051
6.00%, 06/15/48 (Call 12/15/47)	25	22,955
6.13%, 12/15/45 (Call 06/15/45)	20	18,651
6.25%, 04/15/49 (Call 10/15/48)	20	19,049
6.63%, 10/15/36	25	25,644
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	45	39,591
3.30%, 02/15/53 (Call 08/15/52)	5	3,489
3.70%, 02/15/26 (Call 11/15/25)	45	43,836
3.95%, 01/31/60 (Call 07/31/59)	20	14,960
4.25%, 02/15/48 (Call 08/15/47)	20	16,484
4.45%, 02/15/43 (Call 08/15/42)	15	12,881
4.80%, 02/01/49 (Call 08/01/48)	25	22,331
4.85%, 03/15/44 (Call 09/15/43)	20	17,973
4.90%, 05/15/46 (Call 11/15/45)	20	18,018
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(b)	15	12,233
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	20	16,954
6.95%, 01/15/38	15	16,204
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	15	10,084
4.80%, 02/01/33 (Call 11/01/32)	10	9,439
5.05%, 02/15/46 (Call 08/15/45)	20	16,868
5.20%, 03/01/48 (Call 09/01/47)	20	17,195
5.45%, 08/01/52 (Call 02/01/52)	10	8,878
5.55%, 06/01/45 (Call 12/01/44)	35	31,767
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	8,717
5.00%, 03/01/26 (Call 12/01/25)	10	9,906
5.15%, 10/15/43 (Call 04/15/43)	20	16,818
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	30	25,871
4.70%, 04/15/48 (Call 10/15/47)	25	20,049
4.80%, 02/15/29 (Call 11/15/28)	35	34,122
4.88%, 12/01/24 (Call 09/01/24)	25	24,725
4.90%, 04/15/58 (Call 10/15/57)	5	3,994
4.95%, 09/01/32 (Call 06/01/32)	10	9,586
5.50%, 02/15/49 (Call 08/15/48)	10	8,907
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	20	17,262
4.35%, 03/15/29 (Call 12/15/28)	10	9,349
4.55%, 07/15/28 (Call 04/15/28)	5	4,813
5.20%, 07/15/48 (Call 01/15/48)	25	20,840
6.10%, 11/15/32 (Call 08/15/32)	25	25,363
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	15	14,439
	Par
Security	(000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$10	$8,861
3.60%, 11/01/24 (Call 08/01/24)	15	14,551
4.50%, 12/15/26 (Call 09/15/26)	10	9,669
4.65%, 10/15/25 (Call 07/15/25)	10	9,828
4.90%, 02/15/45 (Call 08/15/44)	20	15,834
6.65%, 01/15/37	15	15,081
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	20	19,062
5.00%, 03/15/27 (Call 09/15/26)	20	19,766
5.63%, 03/01/25 (Call 12/01/24)	25	24,997
5.88%, 06/30/26 (Call 12/31/25)	25	25,361
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,461
4.50%, 03/15/45 (Call 09/15/44)	5	4,052
5.95%, 09/25/43 (Call 03/25/43)	40	39,425
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	10	8,585
4.95%, 04/15/52 (Call 10/15/51)	20	15,902
5.00%, 01/15/28 (Call 07/03/23)	10	9,620
5.20%, 07/01/27 (Call 06/01/27)	10	9,870
6.25%, 07/01/52 (Call 01/01/52)	15	14,180
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	15	14,436
4.38%, 03/13/25 (Call 12/13/24)	20	19,553
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,219
4.25%, 05/15/28 (Call 02/15/28)	15	14,398
4.88%, 05/15/48 (Call 11/15/47)	5	4,377
5.00%, 10/16/43 (Call 04/16/43)	25	22,271
6.20%, 10/15/37	25	25,897
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,831
4.00%, 03/15/28 (Call 12/15/27)	25	23,753
7.85%, 02/01/26 (Call 11/01/25)	5	5,298
Western Midstream Operating LP, 5.30%, 03/01/48
(Call 09/01/47)	25	20,418
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	24,810
3.50%, 11/15/30 (Call 08/15/30)	5	4,484
3.90%, 01/15/25 (Call 10/15/24)	40	39,045
4.65%, 08/15/32 (Call 05/15/32)	10	9,460
5.10%, 09/15/45 (Call 03/15/45)	15	13,281
5.40%, 03/04/44 (Call 09/04/43)	10	9,167
5.75%, 06/24/44 (Call 12/24/43)	20	19,136
6.30%, 04/15/40	25	25,887
		1,777,173
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	5	4,043
4.88%, 03/01/26 (Call 12/01/25)	20	19,637
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	5	3,658
		27,338
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	21,057
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,350
2.00%, 05/18/32 (Call 02/18/32)	10	7,596
3.00%, 05/18/51 (Call 11/18/50)	35	21,024
3.38%, 08/15/31 (Call 05/15/31)	10	8,638

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	$5	$3,919
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	25	19,822
4.25%, 02/15/28 (Call 11/15/27)	5	4,703
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,125
1.50%, 01/31/28 (Call 11/30/27)	15	12,720
1.60%, 04/15/26 (Call 03/15/26)	10	9,033
2.70%, 04/15/31 (Call 01/15/31)	40	33,289
2.75%, 01/15/27 (Call 11/15/26)	10	9,188
2.90%, 01/15/30 (Call 10/15/29)	30	26,035
2.95%, 01/15/51 (Call 07/15/50)	15	9,268
3.10%, 06/15/50 (Call 12/15/49)	15	9,589
3.38%, 10/15/26 (Call 07/15/26)	10	9,422
3.55%, 07/15/27 (Call 04/15/27)	25	23,390
4.00%, 06/01/25 (Call 03/01/25)	10	9,730
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	4,030
3.20%, 01/15/28 (Call 10/15/27)	5	4,635
3.45%, 06/01/25 (Call 03/03/25)	5	4,829
3.90%, 10/15/46 (Call 04/15/46)	15	11,439
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	5	4,732
3.25%, 01/30/31 (Call 10/30/30)	35	28,009
3.40%, 06/21/29 (Call 03/21/29)	20	16,570
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	5	3,681
4.55%, 10/01/29 (Call 07/01/29)	10	6,806
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	5	4,805
3.90%, 03/15/27 (Call 12/15/26)	10	9,276
4.05%, 07/01/30 (Call 04/01/30)	15	13,540
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	5	3,626
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	10	7,168
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	3,830
2.75%, 04/15/31 (Call 01/15/31)	5	3,724
2.90%, 12/01/33 (Call 09/01/33)	5	3,451
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	10	6,897
3.25%, 01/15/51 (Call 07/15/50)	25	16,611
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	40	36,792
2.10%, 04/01/31 (Call 01/01/31)	25	20,125
3.10%, 11/15/29 (Call 08/15/29)	20	17,677
3.20%, 09/01/24 (Call 07/01/24)	15	14,560
4.00%, 11/15/49 (Call 05/15/49)	20	15,086
4.45%, 02/15/26 (Call 11/15/25)	15	14,728
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	20	19,021
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	20	18,275
4.45%, 07/15/28 (Call 04/15/28)	20	18,605
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	5	4,335
2.15%, 07/15/30 (Call 04/15/30)	10	8,095
2.63%, 11/18/24 (Call 10/18/24)	60	57,434
2.95%, 09/15/51 (Call 03/15/51)	25	15,583
3.20%, 11/18/29 (Call 08/18/29)	35	30,739
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	$45	$38,527
3.50%, 03/01/28 (Call 12/01/27)	20	18,622
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,417
3.38%, 04/15/26 (Call 01/15/26)	15	14,266
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	15	12,178
Federal Realty Investment Trust, 1.25%, 02/15/26
(Call 01/15/26)	15	13,511
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	10	8,722
4.00%, 01/15/31 (Call 10/15/30)	20	17,188
5.30%, 01/15/29 (Call 10/15/28)	10	9,559
5.38%, 04/15/26 (Call 01/15/26)	10	9,726
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	15	13,852
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	19	16,296
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	20	17,446
3.25%, 07/15/26 (Call 05/15/26)	55	51,598
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	10	7,718
3.88%, 03/01/27 (Call 12/01/26)	10	9,011
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31
(Call 09/15/31)	5	3,924
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	5	3,204
4.65%, 04/01/29 (Call 01/01/29)	10	7,141
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	20	15,236
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	6,629
2.65%, 11/15/33 (Call 08/15/33)	10	6,619
4.25%, 08/15/29 (Call 05/15/29)	5	4,243
Kimco Realty Corp., 3.70%, 10/01/49 (Call 04/01/49)	26	18,101
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,697
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	10	9,457
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	18,798
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	10	8,032
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,895
3.95%, 03/15/29 (Call 12/15/28)	25	23,936
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	5	3,643
NNN REIT Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,072
3.60%, 12/15/26 (Call 09/15/26)	27	25,380
4.30%, 10/15/28 (Call 07/15/28)	15	14,042
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,702
3.38%, 02/01/31 (Call 11/01/30)	10	7,896
5.25%, 01/15/26 (Call 10/15/25)	20	19,431
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	5	3,686
Prologis LP
1.75%, 07/01/30 (Call 04/01/30)	50	40,209
2.13%, 04/15/27 (Call 02/15/27)	25	22,800
2.13%, 10/15/50 (Call 04/15/50)	25	13,971
3.25%, 10/01/26 (Call 07/01/26)	25	23,950
4.63%, 01/15/33 (Call 10/15/32)	10	9,791
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	65	61,137

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	$25	$23,239
3.25%, 01/15/31 (Call 10/15/30)	35	30,611
3.65%, 01/15/28 (Call 10/15/27)	25	23,548
4.63%, 11/01/25 (Call 09/01/25)	45	44,515
5.63%, 10/13/32 (Call 07/13/32)	5	5,097
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	10	8,293
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,973
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	7,382
3.90%, 10/15/29 (Call 07/15/29)	5	4,116
5.13%, 08/15/26 (Call 05/15/26)	10	9,476
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	35	31,127
2.65%, 07/15/30 (Call 04/15/30)	5	4,258
3.25%, 11/30/26 (Call 08/30/26)	5	4,714
3.25%, 09/13/49 (Call 03/13/49)	50	32,993
3.30%, 01/15/26 (Call 10/15/25)	5	4,791
3.50%, 09/01/25 (Call 06/01/25)	50	48,242
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,611
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	5	3,848
4.00%, 07/15/29 (Call 04/15/29)	20	17,874
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	20	17,263
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)	15	11,812
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	5	3,584
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	40	35,200
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	5	4,714
3.25%, 10/15/26 (Call 07/15/26)	15	13,853
4.00%, 03/01/28 (Call 12/01/27)	20	18,669
4.13%, 01/15/26 (Call 10/15/25)	10	9,597
4.38%, 02/01/45 (Call 08/01/44)	5	3,939
4.75%, 11/15/30 (Call 08/15/30)	15	14,249
VICI Properties LP
4.38%, 05/15/25	15	14,499
4.75%, 02/15/28 (Call 01/15/28)	10	9,518
4.95%, 02/15/30 (Call 12/15/29)	20	18,674
5.63%, 05/15/52 (Call 11/15/51)	15	13,224
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	10	8,205
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	10	8,343
2.70%, 02/15/27 (Call 12/15/26)	20	18,211
2.75%, 01/15/31 (Call 10/15/30)	35	28,820
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	40	37,220
4.00%, 04/15/30 (Call 01/15/30)	15	13,872
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,484
3.85%, 07/15/29 (Call 04/15/29)	10	9,070
		2,010,599
Retail — 1.1%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	30	25,864
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	5	4,659
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	25	24,279
3.75%, 04/18/29 (Call 01/18/29)	25	23,207
4.00%, 04/15/30 (Call 01/15/30)	20	18,649
	Par
Security	(000)	Value

Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	$10	$8,045
4.45%, 10/01/28 (Call 07/01/28)	5	4,882
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	30	26,800
1.60%, 04/20/30 (Call 01/20/30)	35	29,331
1.75%, 04/20/32 (Call 01/20/32)	10	8,113
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	35	33,686
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	15	12,136
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	24,204
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	24,419
4.20%, 05/15/28 (Call 02/15/28)	30	28,849
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	46,820
2.75%, 09/15/51 (Call 03/15/51)	25	16,482
3.13%, 12/15/49 (Call 06/15/49)	25	17,858
3.25%, 04/15/32 (Call 01/15/32)	50	45,179
3.35%, 04/15/50 (Call 10/15/49)	10	7,468
3.63%, 04/15/52 (Call 10/15/51)	20	15,563
3.90%, 12/06/28 (Call 09/06/28)	5	4,889
3.90%, 06/15/47 (Call 12/15/46)	25	20,923
4.25%, 04/01/46 (Call 10/01/45)	35	30,703
4.50%, 09/15/32 (Call 06/15/32)(a)	40	39,741
4.50%, 12/06/48 (Call 06/06/48)	25	22,863
5.88%, 12/16/36	25	27,435
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	5	4,220
3.65%, 04/05/29 (Call 01/05/29)	35	32,853
3.70%, 04/15/46 (Call 10/15/45)	40	30,129
3.75%, 04/01/32 (Call 01/01/32)	25	22,681
4.00%, 04/15/25 (Call 03/15/25)	60	58,877
4.05%, 05/03/47 (Call 11/03/46)	40	31,480
4.25%, 04/01/52 (Call 10/01/51)	20	15,974
4.40%, 09/08/25	10	9,897
5.00%, 04/15/33 (Call 01/15/33)	25	24,701
5.15%, 07/01/33 (Call 04/01/33)	5	4,987
5.80%, 09/15/62 (Call 03/15/62)	10	9,664
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,396
2.63%, 09/01/29 (Call 06/01/29)	10	8,949
3.30%, 07/01/25 (Call 06/01/25)	10	9,689
3.50%, 07/01/27 (Call 05/01/27)	10	9,604
3.60%, 07/01/30 (Call 04/01/30)	10	9,347
3.63%, 09/01/49 (Call 03/01/49)	30	23,055
3.70%, 01/30/26 (Call 10/30/25)	30	29,245
4.60%, 05/26/45 (Call 11/26/44)	15	13,428
5.15%, 09/09/52 (Call 03/09/52)	10	9,782
6.30%, 10/15/37	35	38,897
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	40	38,696
4.20%, 04/01/30 (Call 01/01/30)	15	14,246
4.35%, 06/01/28 (Call 03/01/28)	20	19,673
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	25	22,214
1.88%, 04/15/31 (Call 01/15/31)	5	3,969
4.60%, 04/15/25 (Call 03/15/25)	15	14,848
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	54,454
2.25%, 03/12/30 (Call 12/12/29)	20	17,065

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
2.45%, 06/15/26 (Call 03/15/26)	$5	$4,696
2.55%, 11/15/30 (Call 08/15/30)	30	25,808
3.50%, 03/01/28 (Call 12/01/27)	25	23,763
3.80%, 08/15/25 (Call 06/15/25)	50	48,861
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,732
2.50%, 04/15/26	35	33,366
2.65%, 09/15/30 (Call 06/15/30)	10	8,781
2.95%, 01/15/52 (Call 07/15/51)	20	13,881
4.00%, 07/01/42	20	17,811
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,318
2.25%, 09/15/26 (Call 06/15/26)	35	32,588
3.88%, 04/15/30 (Call 01/15/30)	20	19,177
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	20	14,536
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	55	38,391
4.05%, 06/29/48 (Call 12/29/47)	56	51,014
4.50%, 09/09/52 (Call 03/09/52)	10	9,575
5.25%, 09/01/35	15	16,173
6.50%, 08/15/37	25	29,641
		1,598,179
Semiconductors — 0.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	25	23,828
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	25	20,784
2.95%, 04/01/25 (Call 03/01/25)	76	73,624
3.50%, 12/05/26 (Call 09/05/26)	35	33,970
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	5	4,609
5.10%, 10/01/35 (Call 04/01/35)	25	25,589
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	45	39,117
2.45%, 02/15/31 (Call 11/15/30)(d)	10	8,076
2.60%, 02/15/33 (Call 11/15/32)(d)	50	38,850
3.14%, 11/15/35 (Call 08/15/35)(d)	50	38,102
3.42%, 04/15/33 (Call 01/15/33)(d)	50	41,493
3.47%, 04/15/34 (Call 01/15/34)(d)	15	12,227
3.50%, 02/15/41 (Call 08/15/40)(d)	25	18,450
4.11%, 09/15/28 (Call 06/15/28)	30	28,506
4.15%, 11/15/30 (Call 08/15/30)	14	12,877
4.93%, 05/15/37 (Call 02/15/37)(d)	25	22,418
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,679
3.05%, 08/12/51 (Call 02/12/51)	25	16,412
3.15%, 05/11/27 (Call 02/11/27)	35	33,200
3.25%, 11/15/49 (Call 05/15/49)	20	13,655
3.70%, 07/29/25 (Call 04/29/25)	15	14,680
3.73%, 12/08/47 (Call 06/08/47)	30	22,900
3.75%, 03/25/27 (Call 01/25/27)	20	19,428
3.75%, 08/05/27 (Call 07/05/27)	10	9,675
4.10%, 05/19/46 (Call 11/19/45)	25	20,430
4.75%, 03/25/50 (Call 09/25/49)	25	22,005
4.80%, 10/01/41	25	22,976
4.90%, 07/29/45 (Call 01/29/45)	25	24,026
4.90%, 08/05/52 (Call 02/05/52)	10	8,995
5.20%, 02/10/33 (Call 11/10/32)	40	40,230
5.90%, 02/10/63 (Call 08/10/62)	35	34,855
	Par
Security	(000)	Value

Semiconductors (continued)
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	$40	$38,912
4.95%, 07/15/52 (Call 01/15/52)	20	19,307
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	10	6,876
3.75%, 03/15/26 (Call 01/15/26)	60	58,696
4.00%, 03/15/29 (Call 12/15/28)	65	63,195
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	35,533
4.66%, 02/15/30 (Call 11/15/29)	20	18,863
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	20	18,226
3.20%, 09/16/26 (Call 06/16/26)	55	53,296
3.70%, 04/01/60 (Call 10/01/59)	25	19,760
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	20	20,160
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	25	20,393
2.65%, 02/15/32 (Call 11/15/31)	10	8,080
3.13%, 02/15/42 (Call 08/15/41)	25	17,292
3.40%, 05/01/30 (Call 02/01/30)	10	8,891
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	15	13,454
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	25	19,576
3.25%, 05/20/27 (Call 02/20/27)	25	24,000
3.45%, 05/20/25 (Call 02/20/25)	30	29,231
4.30%, 05/20/47 (Call 11/20/46)	25	22,167
6.00%, 05/20/53 (Call 11/20/52)	25	27,070
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	22,407
3.00%, 06/01/31 (Call 03/01/31)	5	3,947
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,386
3.88%, 03/15/39 (Call 09/15/38)	15	13,286
4.15%, 05/15/48 (Call 11/15/47)	27	23,980
		1,384,650
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	25	23,111
Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	25	19,993
3.40%, 06/15/27 (Call 03/15/27)	30	28,435
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	32,347
3.25%, 02/01/25 (Call 11/01/24)	15	14,657
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	5	4,420
4.38%, 06/15/25 (Call 03/15/25)	46	45,464
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	17,268
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	15	12,199
4.80%, 03/01/26 (Call 12/01/25)	45	44,899
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	20	16,023
3.10%, 03/01/41 (Call 09/01/40)	35	24,006
4.50%, 07/15/25	20	19,681
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	20	18,330
4.40%, 07/01/49 (Call 01/01/49)	25	20,614

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	$25	$22,948
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	30	28,453
2.53%, 06/01/50 (Call 12/01/49)	10	6,886
2.68%, 06/01/60 (Call 12/01/59)	35	23,379
2.92%, 03/17/52 (Call 09/17/51)	20	14,797
3.04%, 03/17/62 (Call 09/17/61)	25	18,145
3.30%, 02/06/27 (Call 11/06/26)	40	39,112
3.45%, 08/08/36 (Call 02/08/36)	59	53,925
3.50%, 02/12/35 (Call 08/12/34)	65	61,341
3.70%, 08/08/46 (Call 02/08/46)	75	65,421
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	50	47,678
2.95%, 11/15/24 (Call 09/15/24)	45	43,467
2.95%, 05/15/25 (Call 02/15/25)	25	23,995
3.60%, 04/01/40 (Call 10/01/39)	25	18,912
3.60%, 04/01/50 (Call 10/01/49)	35	24,153
3.65%, 03/25/41 (Call 09/25/40)	25	18,863
3.80%, 11/15/37 (Call 05/15/37)	40	32,533
3.85%, 04/01/60 (Call 10/01/59)	25	16,880
3.90%, 05/15/35 (Call 11/15/34)	25	21,425
3.95%, 03/25/51 (Call 09/25/50)	35	25,625
4.00%, 07/15/46 (Call 01/15/46)	10	7,477
4.00%, 11/15/47 (Call 05/15/47)	35	26,064
4.13%, 05/15/45 (Call 11/15/44)	30	23,124
4.30%, 07/08/34 (Call 01/08/34)	25	22,504
4.38%, 05/15/55 (Call 11/15/54)	25	19,337
6.13%, 07/08/39	25	25,641
6.25%, 11/09/32 (Call 08/09/32)	50	52,870
6.50%, 04/15/38	25	26,706
6.90%, 11/09/52 (Call 05/09/52)	20	21,762
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	25	22,277
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	65	46,899
2.90%, 07/15/51 (Call 01/15/51)	30	20,587
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	35	27,849
Take-Two Interactive Software Inc.
3.55%, 04/14/25	20	19,356
4.00%, 04/14/32 (Call 01/14/32)	10	9,203
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	30	28,349
1.80%, 08/15/28 (Call 06/15/28)	20	16,826
2.20%, 08/15/31 (Call 05/15/31)	35	27,394
3.90%, 08/21/27 (Call 05/21/27)	20	19,047
		1,389,546
Telecommunications — 1.7%
America Movil SAB de CV, 6.13%, 03/30/40	50	53,211
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	45	38,986
1.70%, 03/25/26 (Call 06/12/23)	35	31,974
2.25%, 02/01/32 (Call 11/01/31)	35	28,009
2.55%, 12/01/33 (Call 09/01/33)	60	47,132
3.50%, 06/01/41 (Call 12/01/40)	75	57,082
3.50%, 09/15/53 (Call 03/15/53)	60	41,660
3.55%, 09/15/55 (Call 03/15/55)	55	37,888
3.65%, 06/01/51 (Call 12/01/50)	50	36,205
3.80%, 02/15/27 (Call 11/15/26)	55	53,097
3.80%, 12/01/57 (Call 06/01/57)	39	27,728
3.85%, 06/01/60 (Call 12/01/59)	30	21,357
4.30%, 02/15/30 (Call 11/15/29)	50	47,843
	Par
Security	(000)	Value

Telecommunications (continued)
4.35%, 03/01/29 (Call 12/01/28)	$10	$9,700
4.35%, 06/15/45 (Call 12/15/44)	20	16,510
4.50%, 05/15/35 (Call 11/15/34)	20	18,425
4.55%, 03/09/49 (Call 09/09/48)	25	20,877
5.25%, 03/01/37 (Call 09/01/36)	45	44,100
6.00%, 08/15/40 (Call 05/15/40)	5	5,111
6.30%, 01/15/38	15	15,947
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	14,924
4.46%, 04/01/48 (Call 10/01/47)	15	12,795
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	45	36,458
British Telecommunications PLC, 9.63%, 12/15/30	25	30,909
Cisco Systems Inc.
5.50%, 01/15/40	20	21,074
5.90%, 02/15/39	10	10,971
Corning Inc.
5.35%, 11/15/48 (Call 05/15/48)	30	28,789
5.45%, 11/15/79 (Call 05/19/79)	10	8,843
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	36,084
9.25%, 06/01/32	20	25,547
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	22,303
3.75%, 08/15/29 (Call 05/15/29)	10	9,130
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	45	36,396
2.75%, 05/24/31 (Call 02/24/31)	15	12,337
4.00%, 09/01/24	16	15,699
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	20	20,470
9.00%, 03/01/31	40	49,724
Rogers Communications Inc.
2.95%, 03/15/25 (Call 07/04/23)(d)	15	14,297
3.63%, 12/15/25 (Call 09/15/25)	15	14,298
3.80%, 03/15/32 (Call 12/15/31)(d)	25	22,080
4.50%, 03/15/42 (Call 09/15/41)(d)	20	16,593
5.00%, 03/15/44 (Call 09/15/43)	50	44,554
7.50%, 08/15/38	15	16,691
Sprint Capital Corp.
6.88%, 11/15/28	25	26,767
8.75%, 03/15/32	25	30,355
Telefonica Emisiones SA
4.10%, 03/08/27	150	145,023
7.05%, 06/20/36	5	5,450
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	18,729
3.40%, 05/13/32 (Call 02/13/32)	30	26,098
4.60%, 11/16/48 (Call 05/16/48)	15	12,782
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 06/12/23)	80	74,162
2.25%, 11/15/31 (Call 08/15/31)	10	8,034
2.55%, 02/15/31 (Call 11/15/30)	50	41,784
2.63%, 04/15/26 (Call 07/03/23)	10	9,325
3.00%, 02/15/41 (Call 08/15/40)	45	32,495
3.30%, 02/15/51 (Call 08/15/50)	25	17,264
3.40%, 10/15/52 (Call 04/15/52)	30	21,027
3.60%, 11/15/60 (Call 05/15/60)	65	44,916
3.75%, 04/15/27 (Call 02/15/27)	44	41,787
3.88%, 04/15/30 (Call 01/15/30)	15	13,907
4.50%, 04/15/50 (Call 10/15/49)	30	25,522

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	$100	$78,984
2.36%, 03/15/32 (Call 12/15/31)	20	16,132
2.55%, 03/21/31 (Call 12/21/30)	40	33,487
2.63%, 08/15/26	10	9,380
2.65%, 11/20/40 (Call 05/20/40)	35	24,003
2.88%, 11/20/50 (Call 05/20/50)	55	35,053
2.99%, 10/30/56 (Call 04/30/56)	25	15,462
3.40%, 03/22/41 (Call 09/22/40)	35	26,688
3.55%, 03/22/51 (Call 09/22/50)	35	25,430
3.70%, 03/22/61 (Call 09/22/60)	45	32,069
4.02%, 12/03/29 (Call 09/03/29)	50	47,092
4.13%, 08/15/46	10	8,195
4.27%, 01/15/36	35	31,557
4.33%, 09/21/28	20	19,441
4.40%, 11/01/34 (Call 05/01/34)	25	23,175
4.50%, 08/10/33	25	23,610
4.86%, 08/21/46	35	31,939
5.05%, 05/09/33	25	24,728
5.25%, 03/16/37	25	24,745
Vodafone Group PLC
4.13%, 05/30/25	70	68,748
4.25%, 09/17/50	40	31,471
4.38%, 05/30/28	20	19,671
4.38%, 02/19/43	55	45,273
		2,465,568
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	18	16,911
3.90%, 11/19/29 (Call 08/19/29)	15	13,686
5.10%, 05/15/44 (Call 11/15/43)	10	8,690
		39,287
Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	25	16,896
3.30%, 09/15/51 (Call 03/15/51)	11	8,071
3.55%, 02/15/50 (Call 08/15/49)	25	19,576
3.90%, 08/01/46 (Call 02/01/46)	10	8,243
4.05%, 06/15/48 (Call 12/15/47)	5	4,219
6.20%, 08/15/36	5	5,528
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	10	9,511
3.20%, 08/02/46 (Call 02/02/46)	55	40,620
4.45%, 01/20/49 (Call 07/20/48)	20	18,125
6.20%, 06/01/36	5	5,555
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 07/04/23)	5	4,709
1.75%, 12/02/26 (Call 11/02/26)	20	18,155
2.45%, 12/02/31 (Call 09/02/31)	25	22,121
4.00%, 06/01/28 (Call 03/01/28)	25	24,269
4.20%, 11/15/69	10	7,748
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,261
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	20	17,341
2.50%, 05/15/51 (Call 11/15/50)(a)	15	9,356
2.60%, 11/01/26 (Call 08/01/26)	35	32,640
3.25%, 06/01/27 (Call 03/01/27)	10	9,481
3.35%, 09/15/49 (Call 03/15/49)	15	10,857
3.80%, 11/01/46 (Call 05/01/46)	25	19,870
4.30%, 03/01/48 (Call 09/01/47)	25	21,443
	Par
Security	(000)	Value

Transportation (continued)
4.50%, 11/15/52 (Call 05/15/52)	$15	$13,307
6.15%, 05/01/37	10	10,825
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	33	31,083
4.20%, 10/17/28 (Call 07/17/28)	20	19,479
4.55%, 04/01/46 (Call 10/01/45)	25	21,044
4.75%, 11/15/45 (Call 05/15/45)	25	21,794
4.90%, 01/15/34	20	19,558
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	39	31,860
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	25	24,290
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	10	9,388
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	100	94,738
3.05%, 05/15/50 (Call 11/15/49)	10	6,759
3.16%, 05/15/55 (Call 11/15/54)	72	47,871
3.80%, 08/01/28 (Call 05/01/28)	15	14,427
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	10	9,187
3.35%, 09/01/25 (Call 08/01/25)	10	9,559
4.63%, 06/01/25 (Call 05/01/25)	10	9,838
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	46,153
2.80%, 02/14/32 (Call 12/15/31)	10	8,661
2.97%, 09/16/62 (Call 03/16/62)	25	15,888
3.20%, 05/20/41 (Call 11/20/40)	5	3,909
3.50%, 02/14/53 (Call 08/14/52)	10	7,620
3.70%, 03/01/29 (Call 12/01/28)	10	9,639
3.80%, 10/01/51 (Call 04/01/51)	40	32,354
3.80%, 04/06/71 (Call 10/06/70)	15	11,321
3.84%, 03/20/60 (Call 09/20/59)	40	31,112
3.95%, 09/10/28 (Call 06/10/28)	45	43,943
4.50%, 09/10/48 (Call 03/10/48)	25	21,934
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,889
3.40%, 03/15/29 (Call 12/15/28)	10	9,515
4.45%, 04/01/30 (Call 01/01/30)	20	19,979
5.20%, 04/01/40 (Call 10/01/39)	15	15,235
5.30%, 04/01/50 (Call 10/01/49)	25	26,015
6.20%, 01/15/38	15	16,800
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	10	9,937
		1,092,506
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	5	3,087
3.25%, 09/15/26 (Call 06/15/26)	5	4,648
3.50%, 06/01/32 (Call 03/01/32)	15	12,953
4.55%, 11/07/28 (Call 08/07/28)	15	14,517
		35,205
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	10	8,393
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	25	23,278
3.45%, 06/01/29 (Call 03/01/29)	10	9,272
3.75%, 09/01/47 (Call 03/01/47)	25	19,513
6.59%, 10/15/37	15	16,869

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$25	$17,260
3.57%, 05/01/29 (Call 02/01/29)	10	9,264
United Utilities PLC, 6.88%, 08/15/28	10	10,983
		106,439
Total Corporate Bonds & Notes — 35.5%
(Cost: $59,602,125)		51,976,848

Foreign Government Obligations(f)

Canada — 0.4%
Canada Government International Bond, 1.63%, 01/22/25	10	9,533
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,947
Province of Alberta Canada
1.00%, 05/20/25	45	41,908
1.30%, 07/22/30	65	53,641
Province of British Columbia Canada
0.90%, 07/20/26	10	9,030
7.25%, 09/01/36	15	19,490
Province of Manitoba Canada, 2.13%, 06/22/26	70	65,668
Province of Ontario Canada
0.63%, 01/21/26	25	22,694
1.05%, 04/14/26	50	45,629
2.30%, 06/15/26	50	47,126
2.50%, 04/27/26	75	71,273
Province of Quebec Canada
0.60%, 07/23/25	55	50,724
Series QX, 1.50%, 02/11/25	155	146,861
		596,524
Chile — 0.1%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	200	148,250
Indonesia — 0.3%
Indonesia Government International Bond
3.85%, 10/15/30	200	189,908
4.85%, 01/11/33 (Call 10/11/32)	200	202,564
		392,472
Israel — 0.1%
State of Israel, 2.50%, 01/15/30	200	175,862
Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	150	131,225
Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	196,564
4.50%, 01/31/50 (Call 07/31/49)(a)	200	160,448
4.60%, 01/23/46	150	122,532
4.75%, 03/08/44	30	25,349
		504,893
Panama — 0.1%
Panama Government International Bond, 4.50%, 04/01/56 (Call 10/01/55)	150	110,889
Peru — 0.2%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	85	79,865
2.78%, 12/01/60 (Call 06/01/60)	20	11,645
2.84%, 06/20/30	15	13,099
	Par
Security	(000)	Value

Peru (continued)
3.00%, 01/15/34 (Call 10/15/33)	$50	$40,880
6.55%, 03/14/37	45	49,261
8.75%, 11/21/33	31	39,065
		233,815
Philippines — 0.2%
Philippine Government International Bond
2.95%, 05/05/45	200	143,076
3.75%, 01/14/29	200	192,630
		335,706
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	30	29,129
4.88%, 10/04/33 (Call 07/04/33)	22	21,954
5.50%, 04/04/53 (Call 10/04/52)	15	15,135
		66,218
Supranational — 1.5%
African Development Bank, 0.88%, 03/23/26	215	196,117
Asian Development Bank
0.38%, 09/03/25	190	174,112
0.50%, 02/04/26	205	186,048
0.63%, 10/08/24	30	28,356
0.63%, 04/29/25	180	167,112
1.88%, 01/24/30	25	22,098
2.00%, 01/22/25	5	4,791
2.00%, 04/24/26	5	4,709
2.88%, 05/06/25	15	14,541
5.82%, 06/16/28	5	5,395
Asian Infrastructure Investment Bank (The), 0.50%, 01/27/26	30	27,109
Council of Europe Development Bank
0.88%, 09/22/26	25	22,500
1.38%, 02/27/25	10	9,457
European Bank for Reconstruction & Development
0.50%, 01/28/26	15	13,615
1.50%, 02/13/25	5	4,746
1.63%, 09/27/24	30	28,768
European Investment Bank
0.38%, 12/15/25	25	22,736
0.75%, 10/26/26	10	8,962
0.75%, 09/23/30	35	28,340
1.25%, 02/14/31	30	25,085
1.63%, 10/09/29	75	65,988
1.63%, 05/13/31	10	8,590
2.50%, 10/15/24	5	4,850
4.88%, 02/15/36	10	10,914
Inter-American Development Bank
0.63%, 07/15/25	45	41,674
0.63%, 09/16/27(a)	50	43,515
0.88%, 04/03/25	60	56,111
0.88%, 04/20/26	70	63,780
1.13%, 01/13/31	20	16,456
1.75%, 03/14/25	5	4,757
2.13%, 01/15/25	5	4,803
2.25%, 06/18/29	15	13,665
2.38%, 07/07/27	45	42,319
3.13%, 09/18/28	70	67,293
4.38%, 01/24/44	30	30,172
International Bank for Reconstruction & Development
0.38%, 07/28/25	10	9,199
0.50%, 10/28/25	30	27,454

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
0.63%, 04/22/25	$220	$204,516
0.75%, 03/11/25	20	18,699
0.75%, 08/26/30	10	8,056
0.88%, 07/15/26(a)	10	9,063
0.88%, 05/14/30	50	40,987
1.13%, 09/13/28	100	86,788
1.25%, 02/10/31	85	70,655
1.38%, 04/20/28	55	48,858
1.63%, 01/15/25	55	52,427
1.63%, 11/03/31	50	42,273
1.88%, 10/27/26	39	36,291
2.50%, 07/29/25	5	4,816
2.50%, 11/22/27	15	14,122
2.50%, 03/29/32	5	4,519
3.13%, 06/15/27	5	4,836
3.63%, 09/21/29	5	4,931
International Finance Corp.
0.38%, 07/16/25	5	4,608
0.75%, 08/27/30	10	8,063
1.38%, 10/16/24	5	4,773
2.13%, 04/07/26	65	61,448
		2,236,866
Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	45	43,324
5.75%, 10/28/34 (Call 07/28/34)	50	54,637
		97,961
Total Foreign Government Obligations — 3.4%
(Cost: $5,639,181)		5,030,681

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	89,781
California State University RB, Class B, 2.72%, 11/01/52	75	49,310
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	30,491
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	31,242
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	21,744
State of California GO
2.50%, 10/01/29	50	44,440
3.38%, 04/01/25	25	24,396
State of California GO BAB, 7.55%, 04/01/39	50	62,819
University of California RB
Series AD, 4.86%, 05/15/2112	25	22,407
Series BD, 3.35%, 07/01/29	35	33,032
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,695
		416,357
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,140
Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(a)	50	45,908
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	28,247
State of Illinois GO, 5.10%, 06/01/33	50	49,451
	Par
Security	(000)	Value

Illinois (continued)
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	$46	$50,116
		173,722
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	26,952
Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	20,417
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	42,826
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,991
		93,817
New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	47,971
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,807
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	89,190
Port Authority of New York & New Jersey RB, Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	49,438
		202,406
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	67,666
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,911
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 Call	25	25,435
		118,012
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	51,548
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	72,567
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	25,346
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	35,849
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	30,856
State of Texas GO BAB, 5.52%, 04/01/39	65	70,286
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	15	15,565
5.17%, 04/01/41	15	15,833
		193,735
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	20,187
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	45,988
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	23,034
Total Municipal Debt Obligations — 1.0%
(Cost: $1,762,152)		1,480,882

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 4.0%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	$10	$9,603
Federal Home Loan Banks
0.38%, 09/04/25	10	9,141
0.50%, 04/14/25	10	9,299
1.50%, 08/15/24	30	28,787
3.13%, 09/12/25	10	9,691
3.25%, 06/09/28	90	87,046
3.25%, 11/16/28	990	963,230
5.50%, 07/15/36	35	40,139
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	266,036
Federal National Mortgage Association
0.63%, 04/22/25	500	465,015
0.88%, 08/05/30	500	406,115
1.63%, 01/07/25	985	938,429
1.75%, 07/02/24	250	241,255
1.88%, 09/24/26	475	442,843
2.63%, 09/06/24	330	320,862
5.63%, 07/15/37	286	333,456
6.25%, 05/15/29	50	56,179
6.63%, 11/15/30	100	117,625
7.25%, 05/15/30	35	42,081
Tennessee Valley Authority
3.50%, 12/15/42	72	60,126
5.25%, 09/15/39	220	232,670
5.50%, 06/15/38	10	10,894
5.88%, 04/01/36	50	57,229
6.15%, 01/15/38	285	332,011
7.13%, 05/01/30	190	223,242
Series A, 2.88%, 02/01/27	100	95,588
		5,798,592
U.S. Government Obligations — 54.9%
U.S. Treasury Note/Bond
0.25%, 06/15/24	200	190,125
0.25%, 05/31/25	300	276,316
0.25%, 06/30/25	300	275,906
0.25%, 07/31/25	250	229,180
0.25%, 08/31/25	30	27,340
0.25%, 09/30/25	400	365,281
0.25%, 10/31/25	300	273,000
0.38%, 07/15/24	200	189,883
0.38%, 08/15/24	400	378,531
0.38%, 09/15/24	500	471,797
0.38%, 04/30/25	400	370,281
0.38%, 11/30/25	400	364,250
0.38%, 12/31/25	350	318,336
0.38%, 01/31/26	400	362,594
0.38%, 07/31/27	350	303,188
0.38%, 09/30/27	500	431,094
0.50%, 03/31/25(a)	400	372,078
0.50%, 02/28/26	550	498,953
0.50%, 06/30/27	450	392,836
0.50%, 08/31/27	600	521,437
0.50%, 10/31/27	500	432,383
0.63%, 07/31/26	300	270,047
0.63%, 03/31/27	100	88,414
0.63%, 11/30/27	300	260,391
0.63%, 12/31/27	610	528,270
0.63%, 05/15/30	350	284,539
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.63%, 08/15/30	$775	$626,781
0.75%, 11/15/24	560	528,412
0.75%, 03/31/26	700	638,969
0.75%, 04/30/26	700	636,945
0.75%, 05/31/26	700	635,523
0.75%, 08/31/26	300	270,516
0.75%, 01/31/28	850	739,301
0.88%, 06/30/26	500	455,352
0.88%, 09/30/26	500	452,266
1.00%, 12/15/24	600	566,930
1.00%, 07/31/28	700	609,000
1.13%, 01/15/25	200	188,953
1.13%, 10/31/26	400	364,000
1.13%, 02/28/27	300	271,055
1.13%, 02/29/28	400	353,563
1.13%, 08/31/28	300	262,266
1.13%, 02/15/31	1,000	835,937
1.13%, 05/15/40	400	260,000
1.13%, 08/15/40	510	328,791
1.25%, 08/31/24	600	573,141
1.25%, 11/30/26	700	638,422
1.25%, 12/31/26	700	637,711
1.25%, 03/31/28	400	355,063
1.25%, 04/30/28	200	177,250
1.25%, 05/31/28	950	840,602
1.25%, 06/30/28	680	600,525
1.25%, 09/30/28	800	702,500
1.25%, 08/15/31	1,100	915,062
1.25%, 05/15/50	390	218,827
1.38%, 01/31/25	400	379,219
1.38%, 10/31/28	600	529,641
1.38%, 11/15/31	1,620	1,354,472
1.38%, 11/15/40	780	523,209
1.38%, 08/15/50	1,150	666,461
1.50%, 09/30/24	600	574,102
1.50%, 10/31/24	300	286,488
1.50%, 11/30/24	500	476,641
1.50%, 02/15/25	250	237,305
1.50%, 08/15/26	630	582,553
1.50%, 01/31/27	400	366,875
1.50%, 11/30/28	900	798,750
1.63%, 02/15/26	400	374,594
1.63%, 05/15/26	400	373,062
1.63%, 09/30/26	300	278,133
1.63%, 10/31/26	300	277,688
1.63%, 11/30/26	300	277,313
1.63%, 05/15/31	920	793,356
1.63%, 11/15/50	760	471,081
1.75%, 06/30/24	400	385,828
1.75%, 12/31/24	400	382,094
1.75%, 03/15/25	200	190,391
1.75%, 01/31/29	600	538,312
1.75%, 08/15/41	780	550,387
1.88%, 08/31/24	300	288,797
1.88%, 07/31/26	200	187,391
1.88%, 02/28/27	500	464,414
1.88%, 02/28/29	300	270,773
1.88%, 02/15/32	1,300	1,129,781
1.88%, 02/15/41	850	619,703
1.88%, 02/15/51	500	330,469

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.88%, 11/15/51	$630	$414,816
2.00%, 06/30/24	360	348,061
2.00%, 02/15/25	575	550,562
2.00%, 08/15/25	400	380,656
2.00%, 11/15/26	650	608,867
2.00%, 11/15/41	500	367,578
2.00%, 02/15/50	580	397,119
2.00%, 08/15/51	700	476,437
2.13%, 09/30/24	200	192,898
2.13%, 11/30/24	290	279,046
2.13%, 05/15/25	250	239,160
2.25%, 11/15/24	400	385,797
2.25%, 12/31/24	400	385,062
2.25%, 11/15/25	350	334,031
2.25%, 02/15/27	300	282,750
2.25%, 08/15/27	250	234,395
2.25%, 11/15/27	400	374,281
2.25%, 05/15/41	750	580,312
2.25%, 08/15/46	265	194,195
2.25%, 02/15/52	680	490,662
2.38%, 08/15/24	550	533,178
2.38%, 05/15/27	500	472,227
2.38%, 03/31/29	900	834,469
2.38%, 05/15/29	500	463,164
2.38%, 02/15/42	550	430,289
2.38%, 05/15/51	470	349,416
2.50%, 01/31/25	400	386,250
2.50%, 03/31/27	400	379,969
2.50%, 02/15/45	395	306,804
2.50%, 02/15/46	300	231,703
2.50%, 05/15/46	260	200,606
2.63%, 04/15/25	500	483,242
2.63%, 05/31/27	400	381,156
2.63%, 07/31/29	400	375,344
2.75%, 02/28/25	400	387,828
2.75%, 05/15/25	400	387,328
2.75%, 08/31/25	200	193,438
2.75%, 04/30/27	400	383,156
2.75%, 07/31/27	600	573,937
2.75%, 02/15/28	300	286,242
2.75%, 05/31/29	402	379,857
2.75%, 08/15/32	700	651,000
2.75%, 08/15/42	190	157,552
2.75%, 11/15/42	600	496,031
2.75%, 08/15/47	200	161,406
2.75%, 11/15/47	220	177,581
2.88%, 04/30/25	400	388,219
2.88%, 05/31/25	230	223,235
2.88%, 06/15/25	400	388,156
2.88%, 07/31/25	200	194,016
2.88%, 11/30/25	200	193,750
2.88%, 08/15/28	500	478,242
2.88%, 04/30/29	300	285,797
2.88%, 05/15/32	700	658,547
2.88%, 08/15/45	200	165,781
2.88%, 11/15/46	150	124,055
2.88%, 05/15/49	400	331,188
2.88%, 05/15/52	570	472,387
3.00%, 06/30/24	600	586,406
3.00%, 07/31/24	500	488,437
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
3.00%, 07/15/25	$400	$389,062
3.00%, 09/30/25	200	194,422
3.00%, 05/15/42	200	173,063
3.00%, 11/15/44	200	170,125
3.00%, 05/15/45	200	169,625
3.00%, 11/15/45	140	118,563
3.00%, 02/15/47	200	168,969
3.00%, 05/15/47	100	84,531
3.00%, 02/15/48	220	186,038
3.00%, 08/15/48	300	253,781
3.00%, 02/15/49	150	127,102
3.00%, 08/15/52	470	399,794
3.13%, 08/15/25	400	390,062
3.13%, 08/31/27	600	582,562
3.13%, 11/15/28	800	773,812
3.13%, 08/31/29	550	530,793
3.13%, 02/15/43	220	193,016
3.13%, 08/15/44	300	260,953
3.13%, 05/15/48	200	173,031
3.25%, 08/31/24	500	489,609
3.25%, 06/30/27	600	585,422
3.25%, 06/30/29	250	243,047
3.25%, 05/15/42	400	359,312
3.38%, 08/15/42	450	411,258
3.38%, 11/15/48	320	290,000
3.50%, 09/15/25	600	590,062
3.50%, 02/15/33	700	691,687
3.63%, 05/15/26	500	494,219
3.63%, 03/31/28	200	198,484
3.63%, 05/31/28	400	397,750
3.63%, 02/15/53	310	297,988
3.63%, 05/15/53	150	144,375
3.75%, 05/31/30	100	100,313
3.88%, 03/31/25	1,000	988,437
3.88%, 11/30/27	200	200,344
3.88%, 12/31/27	300	300,492
3.88%, 09/30/29	200	201,328
3.88%, 11/30/29	200	201,469
3.88%, 12/31/29	500	503,906
3.88%, 02/15/43	150	147,281
4.00%, 12/15/25	200	199,188
4.00%, 02/29/28	300	302,672
4.00%, 10/31/29	200	202,813
4.00%, 02/28/30	100	101,609
4.00%, 11/15/42	300	300,281
4.00%, 11/15/52	450	462,937
4.13%, 09/30/27	600	605,953
4.13%, 11/15/32	1,250	1,296,484
4.25%, 12/31/24	200	198,539
4.25%, 05/31/25	1,000	997,227
4.25%, 10/15/25	200	199,984
4.38%, 10/31/24	500	496,816
4.38%, 02/15/38	40	42,950
4.50%, 11/15/25	200	201,313
4.63%, 03/15/26	200	202,844
4.75%, 02/15/37	60	67,125
5.00%, 05/15/37	90	102,994
6.50%, 11/15/26	100	107,898

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
6.88%, 08/15/25	$300	$315,680
		80,258,864

Total U.S. Government & Agency Obligations — 58.9%
(Cost: $95,701,171)		86,057,456
Total Long-Term Investments — 98.8%
(Cost: $162,704,629)		144,545,867

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(g)(h)(i)	1,598	1,597,578

Total Short-Term Securities — 1.1%
(Cost: $1,597,577)		1,597,578

Total Investments — 99.9%
(Cost: $164,302,206)		146,143,445

Other Assets Less Liabilities — 0.1%		75,556

Net Assets — 100.0%		$146,219,001

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,750,845	$—	$(1,153,267	)(a)	$—	$—	$1,597,578	1,598	$6,236	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$51,976,848	$—	$51,976,848
Foreign Government Obligations	—	5,030,681	—	5,030,681
Municipal Debt Obligations	—	1,480,882	—	1,480,882
U.S. Government & Agency Obligations	—	86,057,456	—	86,057,456
Short-Term Securities
Money Market Funds	1,597,578	—	1	1,597,578
	$1,597,578	$144,545,867	$—	$146,143,445

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate